Consolidated Schedule of Investments
(unaudited)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X,
Class D, (3-mo. EURIBOR at 3.75% Floor +
3.75%), 7.28%, 02/15/37
(a) (b)
.......... EUR 490 $ 515,105
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.37%, 11/15/37
(a) (b)
................ 1,020 1,063,342
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor +
3.50%), 6.27%, 01/15/38
(a) (b)
.......... 1,460 1,509,595
Aurium CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.84%, 06/23/34
(a) (b)
................ 400 415,665
Avoca CLO XV DAC, Series 15X, Class ER,
(3-mo. EURIBOR at 4.13% Floor + 4.13%),
7.31%, 04/15/31
(a) (b)
................ 620 644,491
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
0.00%, 01/15/38
(a) (b)
................ 670 694,020
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
5.74%, 01/15/35
(a) (b)
................ 510 530,207
Bridgepoint CLO 1 DAC, Series 1X, Class D,
(3-mo. EURIBOR at 4.25% Floor + 4.25%),
7.43%, 01/15/34
(a) (b)
................ 200 207,332
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.31%, 10/25/37
(a) (b)
................ 1,200 1,261,087
Contego CLO VII DAC, Series 7X, Class DR,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
0.00%, 01/23/38
(a) (b)
................ 1,130 1,170,511
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.93%, 11/20/38
(a) (b)
................ 750 782,460
CVC Cordatus Loan Fund XXII DAC, Series
22X, Class D, (3-mo. EURIBOR at 3.15%
Floor + 3.15%), 6.04%, 12/15/34
(a) (b)
..... 300 311,889
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class D, (3-mo. EURIBOR at 5.90%
Floor + 5.90%), 8.92%, 08/15/36
(a) (b)
..... 596 620,158
Galaxy XVIII CLO Ltd., Series 2018-28A, Class
C, (3-mo. CME Term SOFR at 1.95% Floor +
2.21%), 6.87%, 07/15/31
(a) (c)
.......... USD 250 250,251
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 2.08% Floor +
2.20%), 6.91%, 03/15/36
(a) (b)
.......... GBP 100 98,474
Harvest CLO XXXII DAC, Series 32X, Class D,
(3-mo. EURIBOR at 3.60% Floor + 3.60%),
7.30%, 07/25/37
(a) (b)
................ EUR 418 438,393
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.88%, 01/15/38
(a) (b)
................ 750 781,170
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.21%, 01/15/39
(a) (b)
................ EUR 1,260 1,317,708
Palmer Square European CLO DAC, Series
2022-2X, Class DR, (3-mo. EURIBOR at
4.00% Floor + 4.00%), 7.18%, 01/15/38
(a) (b)
447 467,379
Palmer Square European Loan Funding DAC
(a)
(b)
Series 2024-2X, Class D, (3-mo. EURIBOR
at 3.15% Floor + 3.15%), 6.50%,
05/15/34 ..................... 490 510,980
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-3X, Class D, (3-mo. EURIBOR
at 3.05% Floor + 3.05%), 5.74%,
05/15/34 ..................... EUR 750 $ 780,035
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.81%, 08/15/38
(a) (b)
................ 459 482,316
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
6.38%, 10/15/38
(a) (b)
................ 800 836,291
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
6.18%, 07/16/34
(a) (b)
................ 980 1,026,295
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.41%, 04/20/37
(a) (b)
................ 1,600 1,672,343
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
6.62%, 10/20/38
(a) (b)
................ 870 913,285
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
................. GBP 1,593 2,083,273
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
6.23%, 01/15/38
(a) (b)
................ EUR 1,110 1,152,655
Total Asset-Backed Securities — 0 .1%
(Cost: $ 25,328,524 ) ............................... 22,536,710
Shares
Shares
Common Stocks
Aerospace & Defense — 0.1%
Boeing Co. (The)
(e)
................... 111,189 19,680,453
Building Products — 0.0%
JELD-WEN Holding, Inc.
(e)
.............. 812,523 6,654,563
Commercial Services & Supplies — 0.0%
(e)(f)
FreedomPay, Inc. .................... 314,534 6,252,935
Veritas, Inc. ....................... 12,095 241,894
6,494,829
Electrical Equipment — 0.0%
SunPower Corp.
(e) (f)
.................. 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(e)
............. 24,780 27,754
Hotels, Restaurants & Leisure — 0.0%
New TOPCO
(e) (f) (g)
.................... 33,509 —
IT Services — 0.0%
Atos SE .......................... 280,440,447 764,782
Life Sciences Tools & Services — 0.1%
Avantor, Inc.
(e)
...................... 841,547 17,731,395
Metals & Mining — 0.1%
Constellium SE , Class A
(e)
.............. 2,155,563 22,137,632
Real Estate Management & Development — 0.0%
ADLER Group SA
(e) (f)
................. 782,267 8
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(e)
......... 1 8

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialized REITs — 0.1%
VICI Properties, Inc. .................. 1,076,089 $ 31,432,560
Total Common Stocks — 0 .4%
(Cost: $ 108,201,907 ) .............................. 104,923,984
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(c)
.. USD 16,753 16,989,345
Boeing Co. (The), 6.86%, 05/01/54 ....... 18,255 19,402,265
Bombardier, Inc.
(c)
6.00% , 02/15/28 .................. 23,561 23,465,538
7.50% , 02/01/29 .................. 226 235,137
8.75% , 11/15/30 .................. 34,753 37,357,195
7.25% , 07/01/31 .................. 12,831 13,232,303
7.00% , 06/01/32 .................. 15,720 15,991,343
BWX Technologies, Inc.
(c)
4.13% , 06/30/28 .................. 11,804 11,051,743
4.13% , 04/15/29 .................. 5,854 5,433,294
F-Brasile SpA, Series XR, 7.38%, 08/15/26
(c)
. 35,960 35,966,667
Goat Holdco LLC, 6.75%, 02/01/32
(c)
...... 23,847 23,614,015
Spirit AeroSystems, Inc.
(c)
9.38% , 11/30/29 .................. 25,464 27,258,996
9.75% , 11/15/30 .................. 25,014 27,680,693
TransDigm, Inc.
(c)
6.75% , 08/15/28 .................. 31,894 32,172,235
6.38% , 03/01/29 .................. 134,381 134,679,558
6.88% , 12/15/30 .................. 8,774 8,904,511
7.13% , 12/01/31 .................. 44,207 45,266,335
6.63% , 03/01/32 .................. 113,295 114,317,565
6.00% , 01/15/33 .................. 72,679 71,229,465
Triumph Group, Inc., 9.00%, 03/15/28
(c)
.... 42,601 44,357,539
708,605,742
Air Freight & Logistics — 0.0%
Rand Parent LLC, 8.50%, 02/15/30
(c)
...... 11,516 11,579,143
Automobile Components — 1.5%
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
........... 36,254 35,346,879
Clarios Global LP
4.38% , 05/15/26
(b)
................. EUR 19,380 20,062,728
8.50% , 05/15/27
(c)
................. USD 140,179 140,392,213
6.75% , 05/15/28
(c)
................. 41,243 41,997,293
Dana Financing Luxembourg SARL
8.50% , 07/15/31
(b)
................. EUR 834 943,766
Forvia SE
(b)
7.25% , 06/15/26 .................. 153 163,808
2.75% , 02/15/27 .................. 1,267 1,261,860
3.75% , 06/15/28 .................. 1,579 1,589,097
5.50% , 06/15/31 .................. 2,262 2,334,578
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(c)
USD 8,514 8,637,752
Goodyear Europe BV, 2.75%, 08/15/28
(b)
... EUR 1,224 1,198,147
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 .................. USD 2,350 2,157,932
5.63% , 04/30/33 .................. 2,655 2,331,313
Icahn Enterprises LP
5.25% , 05/15/27 .................. 51,230 48,503,310
9.75% , 01/15/29 .................. 25,148 25,212,715
4.38% , 02/01/29 .................. 7,620 6,364,841
10.00% , 11/15/29
(c)
................ 24,870 24,928,728
IHO Verwaltungs GmbH
(b)(h)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
.................... EUR 1,305 1,426,132
Security
Par (000)
Par (000) Value
Automobile Components (continued)
6.75% , ( 6.75 % Cash or 7.50 % PIK),
11/15/29 ..................... EUR 483 $ 510,434
7.00% , ( 7.00 % Cash or 7.75 % PIK),
11/15/31 ..................... 482 510,448
Mahle GmbH
(b)
2.38% , 05/14/28 .................. 2,500 2,266,569
6.50% , 05/02/31 .................. 1,697 1,725,098
Schaeffler AG
(b)
4.50% , 08/14/26 .................. 400 421,079
4.75% , 08/14/29 .................. 800 848,386
Tenneco, Inc., 8.00%, 11/17/28
(c)
........ USD 20,837 19,420,280
ZF Europe Finance BV
(b)
2.50% , 10/23/27 .................. EUR 2,100 2,044,768
4.75% , 01/31/29 .................. 700 704,245
6.13% , 03/13/29 .................. 900 952,560
ZF Finance GmbH
(b)
5.75% , 08/03/26 .................. 2,900 3,056,534
2.00% , 05/06/27 .................. 1,200 1,168,284
398,481,777
Automobiles — 0.1%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(c)
................ USD 10,219 9,975,858
10.38% , 03/31/29
(b)
................ GBP 2,469 3,038,395
RCI Banque SA
(a)(b)
(5-Year EUR Swap Annual + 2.85%), 2.63% ,
02/18/30 ..................... EUR 8,300 8,562,778
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................ 3,400 3,600,816
25,177,847
Banks — 1.6%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%,
12/11/36
(a) (b)
.................... 1,200 1,244,016
Alpha Bank SA, (1-Year EUR Swap Annual +
2.43%), 5.00%, 05/12/30
(a) (b)
.......... 2,150 2,359,860
Alpha Services & Holdings SA, (5-Year
EURIBOR ICE Swap Rate + 3.27%), 6.00%,
09/13/34
(a) (b)
.................... 1,249 1,396,503
Banca Monte dei Paschi di Siena SpA
(b)
(5-Year EURIBOR ICE Swap Rate at 0.00%
Floor + 5.01%), 7.71% , 01/18/28
(a)
.... 800 913,785
(3-mo. EURIBOR + 2.05%), 4.75% ,
03/15/29
(a)
.................... 1,175 1,268,255
10.50% , 07/23/29 ................. 710 925,961
Banco Bilbao Vizcaya Argentaria SA
(a)(b)(i)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38% ....................... 3,400 3,869,677
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 1,739,606
Banco BPM SpA
(a)(b)
(5-Year EUR Swap Annual + 3.17%), 2.88% ,
06/29/31 ..................... 1,950 1,999,708
(5-Year EUR Swap Annual + 3.40%), 3.38% ,
01/19/32 ..................... 1,249 1,285,982
Banco de Credito Social Cooperativo SA
(a)(b)
(1-Year EURIBOR ICE Swap Rate + 4.27%),
7.50% , 09/14/29 ................ 2,900 3,436,701
(1-Year EURIBOR ICE Swap Rate + 1.70%),
4.13% , 09/03/30 ................ 1,200 1,276,713
Banco de Sabadell SA
(a)(b)
(5-Year EUR Swap Annual + 6.20%),
5.75%
(i)
...................... 600 623,841
(5-Year EUR Swap Annual + 5.17%),
5.00%
(i)
...................... 600 610,634
(5-Year EUR Swap Annual + 2.95%), 2.50% ,
04/15/31 ..................... 2,200 2,256,081

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(5-Year EUR Swap Annual + 3.15%), 6.00% ,
08/16/33 ..................... EUR 1,400 $ 1,544,162
Banco Espirito Santo SA
(b)(d)(e)
2.63% , 05/08/17 .................. 10,400 3,016,395
4.75% , 01/15/22 .................. 12,300 3,567,468
4.00% , 01/21/25 .................. 12,000 3,480,456
Bank of Cyprus PCL, (1-Year EUR Swap Annual
+ 2.79%), 2.50%, 06/24/27
(a) (b)
........ 800 818,189
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a) (b) (i)
.................... 2,800 3,074,475
Barclays Bank plc, Series MSFT, 1.00%,
02/16/29
(j)
..................... USD 2,000 2,006,080
Barclays plc
(a)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.87%), 6.13% 800 798,117
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 6.02%), 6.38%
(b)
... GBP 600 750,416
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.41%), 4.38% USD 7,990 7,185,691
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 5.43%), 8.00% 14,345 14,840,969
(USISSO05 + 5.78%), 9.63% ......... 65,665 72,255,862
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (b) (i)
........... EUR 1,450 1,536,378
CaixaBank SA
(a)(b)(i)
(5-Year EUR Swap Annual + 4.50%), 5.25% 800 831,788
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 638,601
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ....................... 1,200 1,361,368
Citigroup, Inc.
(a)(i)
Series AA , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.21%),
7.63% ....................... USD 9,321 9,710,932
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ....................... 49,070 49,981,597
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ....................... 29,021 28,784,969
Series DD , (10-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.76%), 7.00% ................. 11,695 12,333,256
Commerzbank AG
(a)(b)(i)
(5-Year EUR Swap Annual + 6.36%), 6.13% EUR 4,600 4,806,603
(5-Year EUR Swap Annual + 4.39%), 4.25% 400 391,033
(5-Year EUR Swap Annual + 6.74%), 6.50% 1,400 1,500,657
(5-Year EURIBOR ICE Swap Rate + 5.13%),
7.88% ....................... 1,000 1,135,859
Cooperatieve Rabobank UA, (5-Year EUR Swap
Annual + 4.68%), 4.38%
(a) (b) (i)
......... 1,400 1,430,250
Eurobank SA
(a)(b)
(1-Year EUR Swap Annual + 1.80%), 4.00% ,
09/24/30 ..................... 1,250 1,322,376
(5-Year EURIBOR ICE Swap Rate + 2.17%),
4.88% , 04/30/31 ................ 1,425 1,568,251
First-Citizens Bank & Trust Co., 6.00%,
04/01/36 ...................... USD 23,131 22,189,109
HSBC Holdings plc, (5-Year EUR Swap Annual
+ 3.84%), 4.75%
(a) (b) (i)
.............. EUR 2,861 2,926,522
ING Groep NV
(a)(i)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.34%), 5.75% USD 774 763,791
(USISSO05 + 4.36%), 8.00%
(b)
........ 1,725 1,809,094
(USISSO05 + 4.08%), 7.25%
(b)
........ 1,300 1,303,570
Security
Par (000)
Par (000) Value
Banks (continued)
Intesa Sanpaolo SpA
5.71% , 01/15/26
(c)
................. USD 3,890 $ 3,890,549
5.15% , 06/10/30
(b)
................. GBP 2,225 2,665,412
(5-Year EUR Swap Annual + 6.09%),
5.88%
(a) (b) (i)
.................... EUR 2,695 2,847,448
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.60%), 4.20% ,
06/01/32
(a) (c)
................... USD 9,505 8,264,815
8.51% , 09/20/32
(b)
................. GBP 932 1,305,541
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.75%), 4.95% ,
06/01/42
(a) (c)
................... USD 7,665 5,888,770
KBC Group NV, (5-Year EURIBOR ICE Swap
Rate + 4.93%), 8.00%
(a) (b) (i)
........... EUR 1,000 1,139,435
Lloyds Banking Group plc, (5-Year EURIBOR
ICE Swap Rate + 5.29%), 4.95%
(a) (b) (i)
.... 1,829 1,894,570
National Bank of Greece SA, (5-Year
EURIBOR ICE Swap Rate + 3.15%), 5.88%,
06/28/35
(a) (b)
.................... 2,675 2,998,667
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (i)
................ USD 14,150 15,070,132
Nordea Bank Abp, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.66%), 6.30%
(a) (c) (i)
............... 12,763 12,193,950
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (c) (i)
............... 9,774 9,581,381
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
.... 27,476 27,954,769
UniCredit SpA, (5-Year EUR Swap Annual +
2.80%), 2.73%, 01/15/32
(a) (b)
.......... EUR 1,123 1,141,597
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (i)
................ USD 22,940 23,677,532
405,386,175
Biotechnology — 0.1%
(b)
Cidron Aida Finco SARL
5.00% , 04/01/28 .................. EUR 492 500,465
6.25% , 04/01/28 .................. GBP 2,558 3,051,080
Grifols SA
2.25% , 11/15/27 .................. EUR 16,848 16,648,615
7.13% , 05/01/30 .................. 2,306 2,454,801
22,654,961
Broadline Retail — 0.3%
ANGI Group LLC, 3.88%, 08/15/28
(c)
...... USD 6,076 5,425,680
B&M European Value Retail SA, 6.50%,
11/27/31
(b)
..................... GBP 1,735 2,155,316
Match Group Holdings II LLC
(c)
4.63% , 06/01/28 .................. USD 5,285 5,032,823
5.63% , 02/15/29 .................. 72 69,916
4.13% , 08/01/30 .................. 2,949 2,612,110
3.63% , 10/01/31 .................. 4,705 4,015,038
Rakuten Group, Inc.
(c)
11.25% , 02/15/27 ................. 13,502 14,717,571
9.75% , 04/15/29 .................. 37,248 40,316,305
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 4.25%),
8.13%
(a) (i)
..................... 6,769 6,671,184
81,015,943

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products — 2.0%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(c)
..................... USD 8,776 $ 8,776,772
Builders FirstSource, Inc., 6.38%, 03/01/34
(c)
. 8,955 8,838,012
Camelot Return Merger Sub, Inc., 8.75%,
08/01/28
(c)
..................... 10,699 10,252,351
EMRLD Borrower LP
6.38% , 12/15/30
(b)
................. EUR 3,429 3,753,147
6.38% , 12/15/30
(c)
................. 9,160 10,025,903
6.63% , 12/15/30
(c)
................. USD 177,229 177,465,342
6.75% , 07/15/31
(c)
................. 15,997 16,106,227
HT Troplast GmbH, 9.38%, 07/15/28
(b)
..... EUR 2,163 2,368,815
JELD-WEN, Inc., 7.00%, 09/01/32
(c)
...... USD 29,813 27,668,849
New Enterprise Stone & Lime Co., Inc.
(c)
5.25% , 07/15/28 .................. 9,760 9,428,475
9.75% , 07/15/28 .................. 13,004 13,298,385
PCF GmbH, 4.75%, 04/15/29
(b)
......... EUR 4,523 3,872,638
Smyrna Ready Mix Concrete LLC
(c)
6.00% , 11/01/28 .................. USD 21,293 20,768,464
8.88% , 11/15/31 .................. 73,139 76,682,950
Standard Building Solutions, Inc., 6.50%,
08/15/32
(c)
..................... 41,953 42,020,188
Standard Industries, Inc.
2.25% , 11/21/26
(b)
................. EUR 5,031 5,092,021
4.75% , 01/15/28
(c)
................. USD 150 143,550
4.38% , 07/15/30
(c)
................. 23,100 21,164,443
3.38% , 01/15/31
(c)
................. 8,765 7,515,198
Summit Materials LLC
(c)
5.25% , 01/15/29 .................. 1,574 1,585,034
7.25% , 01/15/31 .................. 26,788 28,424,365
Wilsonart LLC, 11.00%, 08/15/32
(c)
....... 22,682 22,232,361
517,483,490
Capital Markets — 1.9%
Antares Holdings LP, 6.35%, 10/23/29
(c)
.... 7,995 7,931,787
Apollo Debt Solutions BDC
(c)
6.90% , 04/13/29 .................. 18,883 19,534,217
6.70% , 07/29/31 .................. 10,235 10,511,334
Ares Strategic Income Fund
(c)
5.70% , 03/15/28 .................. 11,218 11,216,430
5.60% , 02/15/30 .................. 21,008 20,761,940
Blackstone Private Credit Fund
(c)
5.95% , 07/16/29 .................. 8,675 8,732,157
6.25% , 01/25/31 .................. 3,518 3,577,158
6.00% , 11/22/34 .................. 49,380 48,179,436
Blue Owl Capital Corp. II, 8.45%, 11/15/26 .. 8,916 9,344,980
Blue Owl Credit Income Corp.
7.75% , 09/16/27 .................. 14,754 15,492,772
6.60% , 09/15/29
(c)
................. 2,199 2,242,922
6.65% , 03/15/31 .................. 17,805 18,122,104
Blue Owl Technology Finance Corp. II, 6.75%,
04/04/29
(c)
..................... 6,423 6,462,369
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
........... 38,945 38,080,810
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(c)
................ 9,295 8,921,799
Deutsche Bank AG
(a)(b)(i)
(5-Year EURIBOR ICE Swap Rate + 4.55%),
4.50% ....................... EUR 1,400 1,377,681
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ....................... 1,800 1,734,281
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ....................... 800 869,803
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ....................... 1,600 1,690,375
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Focus Financial Partners LLC, 6.75%,
09/15/31
(c)
..................... USD 26,407 $ 26,302,069
Goldman Sachs Group, Inc. (The), Series Y,
(10-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.40%), 6.13%
(a) (i)
55,358 54,644,673
HAT Holdings I LLC
(c)
3.38% , 06/15/26 .................. 6,300 6,104,541
8.00% , 06/15/27 .................. 12,322 12,838,538
HPS Corporate Lending Fund, 6.75%,
01/30/29
(c)
..................... 10,470 10,751,740
Julius Baer Group Ltd., (5-Year EUR Swap
Annual + 3.85%), 6.63%
(a) (b) (i)
......... EUR 2,424 2,561,118
Lehman Brothers Holdings, Inc.
0.00% , 12/30/16 .................. USD 1,000 700
5.38% , 10/17/17
(d) (e)
................ EUR 4,550 14,140
4.75% , 01/16/18
(d) (e)
................ 14,545 45,199
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/18
(a) (d) (e)
.................. 22,800 70,852
Oaktree Strategic Credit Fund
8.40% , 11/14/28 .................. USD 2,884 3,089,711
6.50% , 07/23/29 .................. 7,745 7,826,417
State Street Corp., Series I, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.61%), 6.70%
(a) (i)
.......... 8,625 8,795,395
UBS Group AG
(a)(i)
(5-Year USD Swap Semi + 4.87%), 7.00%
(b)
2,496 2,497,173
(5-Year USD Swap Semi + 4.59%), 6.88%
(b)
1,299 1,300,923
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.75%), 9.25%
(c)
30,852 33,353,211
(USISSO05 + 3.63%), 6.85%
(c)
........ 12,545 12,407,961
(USISSO05 + 4.16%), 7.75%
(c)
........ 30,320 31,584,465
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.76%), 9.25%
(c)
36,363 41,669,489
490,642,670
Chemicals — 2.3%
Avient Corp., 6.25%, 11/01/31
(c)
......... 9,987 9,851,066
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(c)
................ 18,923 19,582,183
Axalta Coating Systems LLC, 3.38%, 02/15/29
(c)
13,666 12,405,741
Chemours Co. (The)
5.38% , 05/15/27 .................. 18,032 17,356,008
5.75% , 11/15/28
(c)
................. 14,423 13,398,035
4.63% , 11/15/29
(c)
................. 4,816 4,184,263
8.00% , 01/15/33
(c)
................. 20,862 20,383,358
Element Solutions, Inc., 3.88%, 09/01/28
(c)
.. 83,006 78,733,409
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
..................... EUR 2,166 2,261,279
HB Fuller Co., 4.25%, 10/15/28 ......... USD 4,039 3,798,823
Herens Holdco SARL, 4.75%, 05/15/28
(c)
... 13,094 12,081,810
Herens Midco SARL, 5.25%, 05/15/29
(b)
.... EUR 1,743 1,499,457
Illuminate Buyer LLC, 9.00%, 07/01/28
(c)
.... USD 21,427 21,695,724
INEOS Finance plc, 6.38%, 04/15/29
(b)
..... EUR 1,979 2,148,304
INEOS Quattro Finance 2 plc
(b)
8.50% , 03/15/29 .................. 3,688 4,087,630
6.75% , 04/15/30 .................. 1,562 1,677,588
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(b)
..................... 400 403,894
Ingevity Corp., 3.88%, 11/01/28
(c)
........ USD 4,329 3,957,803
Kobe U.S. Midco 2, Inc., 9.25%, 11/01/26
(c)
.. 19,073 15,841,210
Kronos International, Inc.
(b)
3.75% , 09/15/25 .................. EUR 365 375,874
9.50% , 03/15/29 .................. 2,658 3,025,521
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29
(c)
... USD 18,484 19,012,358
Lune Holdings SARL, 5.63%, 11/15/28
(b)
.... EUR 2,216 1,739,946
Mativ Holdings, Inc., 8.00%, 10/01/29
(c)
.... USD 9,523 9,172,534

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
Methanex US Operations, Inc., 6.25%,
03/15/32
(c)
..................... USD 14,999 $ 14,839,275
Minerals Technologies, Inc., 5.00%, 07/01/28
(c)
7,620 7,334,250
Monitchem HoldCo 3 SA, 8.75%, 05/01/28
(b)
. EUR 950 1,016,482
Nobian Finance BV, 3.63%, 07/15/26
(b)
..... 1,316 1,349,547
Olympus Water US Holding Corp.
9.63% , 11/15/28
(b)
................. 2,525 2,785,384
9.75% , 11/15/28
(c)
................. USD 63,807 67,700,264
5.38% , 10/01/29
(b)
................. EUR 1,230 1,217,151
6.25% , 10/01/29
(c)
................. USD 9,971 9,471,886
7.25% , 06/15/31
(c)
................. 51,286 52,093,241
SCIL IV LLC
(b)
(3-mo. EURIBOR at 4.38% Floor + 4.38%),
7.43% , 11/01/26
(a)
............... EUR 512 533,113
9.50% , 07/15/28 .................. 1,316 1,459,479
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 .................. USD 5,027 4,631,486
4.00% , 04/01/31 .................. 3,126 2,725,631
4.38% , 02/01/32 .................. 3,362 2,935,370
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(c)
..................... 28,825 26,854,843
Synthomer plc, 7.38%, 05/02/29
(b)
........ EUR 1,904 2,059,117
WR Grace Holdings LLC
(c)
4.88% , 06/15/27 .................. USD 8,077 7,827,073
5.63% , 08/15/29 .................. 89,608 82,410,954
7.38% , 03/01/31 .................. 17,015 17,376,024
585,294,388
Commercial Services & Supplies — 3.6%
ADT Security Corp. (The), 4.88%, 07/15/32
(c)
. 10,320 9,471,569
Allied Universal Holdco LLC
4.63% , 06/01/28
(c)
................. 79,225 74,737,931
4.88% , 06/01/28
(b)
................. GBP 3,773 4,373,602
6.00% , 06/01/29
(c)
................. USD 80,473 73,323,519
7.88% , 02/15/31
(c)
................. 130,656 133,541,572
Amber Finco plc, 6.63%, 07/15/29
(b)
....... EUR 3,278 3,587,363
APCOA Group GmbH
(3-mo. EURIBOR + 4.13%), 7.37% ,
04/15/31
(a) (b)
................... 1,803 1,874,679
APi Group DE, Inc.
(c)
4.13% , 07/15/29 .................. USD 10,298 9,411,775
4.75% , 10/15/29 .................. 6,702 6,302,707
Aramark Services, Inc., 5.00%, 02/01/28
(c)
... 10,373 10,080,087
Brink's Co. (The)
(c)
4.63% , 10/15/27 .................. 304 294,954
6.50% , 06/15/29 .................. 9,747 9,877,752
6.75% , 06/15/32 .................. 26,596 26,791,321
Cimpress plc, 7.38%, 09/15/32
(c)
......... 20,049 19,917,650
Clean Harbors, Inc., 5.13%, 07/15/29
(c)
..... 2,198 2,109,876
Deluxe Corp., 8.13%, 09/15/29
(c)
......... 8,581 8,701,311
Garda World Security Corp.
(c)
4.63% , 02/15/27 .................. 15,757 15,303,542
7.75% , 02/15/28 .................. 36,044 37,194,056
6.00% , 06/01/29 .................. 6,656 6,309,817
8.25% , 08/01/32 .................. 39,540 40,181,492
8.38% , 11/15/32 .................. 63,775 64,913,068
GFL Environmental, Inc.
(c)
4.00% , 08/01/28 .................. 11,119 10,528,513
3.50% , 09/01/28 .................. 3,331 3,139,357
4.75% , 06/15/29 .................. 30,488 29,279,058
4.38% , 08/15/29 .................. 15,430 14,585,645
6.75% , 01/15/31 .................. 25,182 25,858,288
Intrum AB
(b)(d)(e)
3.00% , 09/15/27 .................. EUR 4,291 3,206,947
9.25% , 03/15/28 .................. 1,321 991,375
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Madison IAQ LLC
(c)
4.13% , 06/30/28 .................. USD 8,489 $ 8,036,099
5.88% , 06/30/29 .................. 39,481 37,279,322
Paprec Holding SA, 7.25%, 11/17/29
(b)
..... EUR 869 954,163
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(c)
..................... USD 21,609 21,490,231
Q-Park Holding I BV
(b)
5.13% , 03/01/29 .................. EUR 995 1,063,143
5.13% , 02/15/30 .................. 1,984 2,110,738
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(c)
..................... USD 27,310 27,036,039
Reworld Holding Corp.
4.88% , 12/01/29
(c)
................. 5,084 4,701,782
5.00% , 09/01/30 .................. 4,765 4,394,271
RR Donnelley & Sons Co., 9.50%, 08/01/29
(c)
. 43,413 44,084,870
Techem Verwaltungsgesellschaft 674 mbH,
6.00%, 07/30/26
(b)
................ EUR 2,110 2,187,929
Techem Verwaltungsgesellschaft 675 mbH
5.38% , 07/15/29
(b)
................. 2,901 3,104,369
Verisure Holding AB
(b)
3.88% , 07/15/26 .................. 1,425 1,470,551
9.25% , 10/15/27 .................. 1,046 1,135,885
7.13% , 02/01/28 .................. 146 156,884
Veritiv Operating Co., 10.50%, 11/30/30
(c)
... USD 11,435 12,315,269
Waste Pro USA, Inc., 5.50%, 02/15/26
(c)
.... 80,895 80,849,877
Williams Scotsman, Inc.
(c)
4.63% , 08/15/28 .................. 614 586,266
6.63% , 06/15/29 .................. 2,344 2,371,896
7.38% , 10/01/31 .................. 12,840 13,211,909
Wrangler Holdco Corp., 6.63%, 04/01/32
(c)
.. 20,239 20,603,284
935,033,603
Communications Equipment — 0.1%
(c)
CommScope LLC, 4.75%, 09/01/29 ....... 37,890 33,747,555
Viavi Solutions, Inc., 3.75%, 10/01/29 ..... 4,110 3,706,146
37,453,701
Construction & Engineering — 0.5%
Arcosa, Inc.
(c)
4.38% , 04/15/29 .................. 17,572 16,373,208
6.88% , 08/15/32 .................. 8,826 8,968,053
Brand Industrial Services, Inc., 10.38%,
08/01/30
(c)
..................... 83,166 84,646,544
Dycom Industries, Inc., 4.50%, 04/15/29
(c)
... 5,838 5,447,781
Gatwick Airport Finance plc, 4.38%, 04/07/26
(b)
GBP 992 1,221,394
Heathrow Finance plc
(b)
5.75% , 03/03/25
(k)
................. 772 965,022
3.88% , 03/01/27
(k)
................. 272 324,682
4.13% , 09/01/29
(k)
................. 817 936,171
6.63% , 03/01/31 .................. 1,729 2,175,358
Pike Corp., 8.63%, 01/31/31
(c)
.......... USD 5,328 5,620,800
126,679,013
Consumer Finance — 0.9%
Ally Financial, Inc., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.45%), 6.65%, 01/17/40
(a)
........... 2,440 2,363,951
Azorra Finance Ltd., 7.75%, 04/15/30
(c)
.... 11,105 10,941,978
Bread Financial Holdings, Inc., 9.75%,
03/15/29
(c)
..................... 4,054 4,356,996
Encore Capital Group, Inc., 4.25%, 06/01/28
(b)
GBP 526 616,776
GGAM Finance Ltd.
(c)
8.00% , 02/15/27 .................. USD 14,179 14,625,019
8.00% , 06/15/28 .................. 8,717 9,152,885
6.88% , 04/15/29 .................. 16,024 16,225,806
5.88% , 03/15/30 .................. 18,921 18,495,278

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(c)
..................... USD 12,393 $ 12,554,729
Macquarie Airfinance Holdings Ltd.
(c)
8.13% , 03/30/29 .................. 14,816 15,669,520
6.50% , 03/26/31 .................. 8,580 8,863,844
Navient Corp.
5.50% , 03/15/29 .................. 105 99,048
9.38% , 07/25/30 .................. 23,289 24,881,768
OneMain Finance Corp.
6.63% , 01/15/28 .................. 1,999 2,023,748
6.63% , 05/15/29 .................. 22,068 22,342,745
5.38% , 11/15/29 .................. 7,018 6,747,361
7.88% , 03/15/30 .................. 17,767 18,533,777
4.00% , 09/15/30 .................. 9,679 8,602,332
7.50% , 05/15/31 .................. 8,601 8,827,476
7.13% , 11/15/31 .................. 19,673 20,043,300
SLM Corp., 3.13%, 11/02/26 ........... 6,754 6,442,815
232,411,152
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc.
(c)
4.63% , 01/15/27 .................. 6,596 6,457,572
5.88% , 02/15/28 .................. 5,883 5,858,731
6.50% , 02/15/28 .................. 5,606 5,679,762
3.50% , 03/15/29 .................. 26,822 24,412,320
4.88% , 02/15/30 .................. 7,822 7,453,039
Bellis Acquisition Co. plc, 8.13%, 05/14/30
(b)
. GBP 4,877 5,905,384
Bellis Finco plc, 4.00%, 02/16/27
(b)
....... 2,470 2,914,392
KeHE Distributors LLC, 9.00%, 02/15/29
(c)
... USD 5,747 5,962,380
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
6.95% , 07/01/29
(a) (b)
.............. EUR 2,708 2,814,900
Market Bidco Finco plc, 5.50%, 11/04/27
(b)
... GBP 1,838 2,197,447
Performance Food Group, Inc.
(c)
4.25% , 08/01/29 .................. USD 14,190 13,165,949
6.13% , 09/15/32 .................. 31,914 31,912,544
Picard Groupe SAS, 6.38%, 07/01/29
(b)
.... EUR 1,153 1,242,002
United Natural Foods, Inc., 6.75%, 10/15/28
(c)
USD 11,619 11,446,592
US Foods, Inc.
(c)
4.75% , 02/15/29 .................. 1,219 1,167,405
4.63% , 06/01/30 .................. 3,709 3,488,140
7.25% , 01/15/32 .................. 14,271 14,769,262
146,847,821
Containers & Packaging — 2.3%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(c)
................. 24,356 24,165,565
3.25% , 09/01/28
(c)
................. 840 751,527
3.00% , 09/01/29
(b)
................. EUR 4,204 3,712,001
4.00% , 09/01/29
(c)
................. USD 97,076 83,387,601
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
................. EUR 5,655 5,242,913
2.13% , 08/15/26
(b)
................. 8,883 8,235,913
4.13% , 08/15/26
(c)
................. USD 31,271 28,143,900
Clydesdale Acquisition Holdings, Inc.
(c)
6.63% , 04/15/29 .................. 22,654 22,804,164
6.88% , 01/15/30 .................. 40,281 40,553,570
8.75% , 04/15/30 .................. 31,224 31,563,374
Fiber Bidco SpA
(b)
10.00% , 06/15/29 ................. EUR 907 973,104
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.68% , 01/15/30
(a)
............... 1,561 1,628,946
Fiber Midco SpA, 10.00%, (10.00% Cash or
10.75% PIK), 06/15/29
(b) (h)
........... 895 960,229
Graphic Packaging International LLC
3.50% , 03/15/28
(c)
................. USD 269 251,635
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
2.63% , 02/01/29
(b)
................. EUR 4,253 $ 4,196,431
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 .................. 2,070 1,969,585
4.25% , 03/01/26 .................. 1,320 1,255,967
Kleopatra Holdings 2 SCA, 6.50%, 09/01/26
(b)
1,123 914,904
LABL, Inc.
(c)
5.88% , 11/01/28 .................. USD 3,935 3,505,696
9.50% , 11/01/28 .................. 30,970 31,011,531
8.63% , 10/01/31 .................. 25,288 23,393,448
Mauser Packaging Solutions Holding Co.
(c)
7.88% , 04/15/27 .................. 188,142 191,944,350
9.25% , 04/15/27 .................. 10,215 10,334,525
OI European Group BV
6.25% , 05/15/28
(c)
................. EUR 6,765 7,273,075
6.25% , 05/15/28
(b)
................. 798 857,933
5.25% , 06/01/29
(b)
................. 1,747 1,845,823
Owens-Brockway Glass Container, Inc.
(c)
6.63% , 05/13/27 .................. USD 1,272 1,266,535
7.25% , 05/15/31 .................. 6,353 6,182,867
Sealed Air Corp.
(c)
4.00% , 12/01/27 .................. 65 62,031
7.25% , 02/15/31 .................. 4,984 5,137,507
6.50% , 07/15/32 .................. 15,692 15,716,071
Trident TPI Holdings, Inc., 12.75%, 12/31/28
(c)
8,398 9,263,758
Trivium Packaging Finance BV
5.50% , 08/15/26
(c)
................. 30,098 29,666,997
(3-mo. EURIBOR at 3.75% Floor + 3.75%),
6.77% , 08/15/26
(a) (b)
.............. EUR 927 961,289
8.50% , 08/15/27
(c)
................. USD 2,001 1,997,926
601,132,691
Distributors — 0.3%
(c)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 .............. 4,912 4,455,698
BCPE Empire Holdings, Inc., 7.63%, 05/01/27 22,615 22,533,328
Dealer Tire LLC, 8.00%, 02/01/28 ........ 5,668 5,566,136
Gates Corp., 6.88%, 07/01/29 .......... 18,615 18,935,513
Resideo Funding, Inc.
4.00% , 09/01/29 .................. 3,756 3,402,260
6.50% , 07/15/32 .................. 26,928 26,961,579
81,854,514
Diversified Consumer Services — 0.9%
Belron UK Finance plc
4.63% , 10/15/29
(b)
................. EUR 2,398 2,543,584
5.75% , 10/15/29
(c)
................. USD 47,681 47,190,321
Mavis Tire Express Services Topco Corp.,
6.50%, 05/15/29
(c)
................ 5,670 5,409,584
Pachelbel Bidco SpA
(b)
7.13% , 05/17/31 .................. EUR 1,140 1,262,792
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.30% , 05/17/31
(a)
............... 863 899,995
Service Corp. International
3.38% , 08/15/30 .................. USD 4,902 4,289,259
4.00% , 05/15/31 .................. 22,358 19,923,324
5.75% , 10/15/32 .................. 67,316 65,295,381
Sotheby's
(c)
7.38% , 10/15/27 .................. 34,331 33,948,373
5.88% , 06/01/29 .................. 13,370 11,856,386
Wand NewCo 3, Inc., 7.63%, 01/30/32
(c)
.... 44,315 45,517,008
238,136,007
Diversified REITs — 0.7%
Digital Realty Trust LP, 1.88%, 11/15/29
(c) (j)
.. 5,773 5,946,190
Global Net Lease, Inc., 3.75%, 12/15/27
(c)
... 4,484 4,092,223
Iron Mountain Information Management
Services, Inc., 5.00%, 07/15/32
(c)
....... 14,182 13,052,702

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified REITs (continued)
Iron Mountain UK plc, 3.88%, 11/15/25
(b)
.... GBP 1,232 $ 1,513,849
Uniti Group LP, 10.50%, 02/15/28
(c)
....... USD 140,370 149,673,777
174,278,741
Diversified Telecommunication Services — 5.0%
Altice Financing SA
2.25% , 01/15/25
(b)
................. EUR 354 363,207
3.00% , 01/15/28
(b)
................. 279 222,904
5.00% , 01/15/28
(c)
................. USD 13,165 10,304,615
4.25% , 08/15/29
(b)
................. EUR 1,313 1,033,654
5.75% , 08/15/29
(c)
................. USD 55,672 40,754,257
Altice France SA
3.38% , 01/15/28
(b)
................. EUR 1,825 1,427,272
5.50% , 01/15/28
(c)
................. USD 742 546,969
4.13% , 01/15/29
(b)
................. EUR 378 295,915
5.13% , 01/15/29
(c)
................. USD 16,788 12,639,044
5.13% , 07/15/29
(c)
................. 53,151 39,802,815
4.25% , 10/15/29
(b)
................. EUR 385 301,096
5.50% , 10/15/29
(c)
................. USD 31,337 23,472,259
British Telecommunications plc
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.54%),
5.13% , 10/03/54 ................ EUR 1,375 1,475,925
(5-Year EUR Swap Annual + 2.13%), 1.87% ,
08/18/80 ..................... 376 384,124
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.82%), 8.38% ,
12/20/83 ..................... GBP 1,835 2,452,300
CCO Holdings LLC
5.38% , 06/01/29
(c)
................. USD 13,241 12,650,862
6.38% , 09/01/29
(c)
................. 60,455 59,938,203
4.75% , 03/01/30
(c)
................. 2,743 2,504,815
4.50% , 08/15/30
(c)
................. 7,671 6,885,459
4.25% , 02/01/31
(c)
................. 20,692 18,033,604
7.38% , 03/01/31
(c)
................. 69,708 71,066,148
4.75% , 02/01/32
(c)
................. 18,325 16,083,458
4.50% , 05/01/32 .................. 3,931 3,381,300
4.50% , 06/01/33
(c)
................. 5,142 4,326,416
4.25% , 01/15/34
(c)
................. 68,024 55,187,191
Cellnex Telecom SA
(b)(j)
2.13% , 08/11/30 .................. EUR 3,300 3,588,037
0.75% , 11/20/31 .................. 2,600 2,367,429
Frontier Communications Holdings LLC
5.88% , 10/15/27
(c)
................. USD 14,491 14,445,062
5.00% , 05/01/28
(c)
................. 28,027 27,399,605
5.88% , 11/01/29 .................. 3,042 3,024,616
6.00% , 01/15/30
(c)
................. 12,166 12,138,837
8.75% , 05/15/30
(c)
................. 90,118 95,244,758
8.63% , 03/15/31
(c)
................. 28,421 30,227,191
Global Switch Finance BV, 1.38%, 10/07/30
(b)
. EUR 2,080 2,023,132
Iliad Holding SASU
7.00% , 10/15/28
(c)
................. USD 8,590 8,704,853
5.38% , 04/15/30
(b)
................. EUR 2,913 3,103,428
6.88% , 04/15/31
(b)
................. 1,615 1,794,129
8.50% , 04/15/31
(c)
................. USD 41,999 44,651,841
7.00% , 04/15/32
(c)
................. 42,317 42,531,095
Iliad SA
(b)
5.38% , 06/14/27 .................. EUR 2,200 2,383,527
1.88% , 02/11/28 .................. 400 394,758
5.38% , 02/15/29 .................. 2,500 2,739,298
5.63% , 02/15/30 .................. 700 780,121
5.38% , 05/02/31 .................. 1,200 1,330,031
Infrastrutture Wireless Italiane SpA
(b)
1.63% , 10/21/28 .................. 2,808 2,748,196
1.75% , 04/19/31 .................. 669 632,347
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
1,487 1,568,857
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc.
(c)
10.50% , 04/15/29 ................. USD 75,797 $ 84,467,951
4.88% , 06/15/29 .................. 47,849 41,628,195
11.00% , 11/15/29 ................. 85,097 95,727,652
4.50% , 04/01/30 .................. 23,415 19,414,684
10.50% , 05/15/30 ................. 45,015 49,021,335
10.75% , 12/15/30 ................. 48,237 53,816,047
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 .................. EUR 2,788 2,887,950
5.75% , 04/30/29 .................. 4,560 4,971,321
Lumen Technologies, Inc.
(c)
4.13% , 04/15/30 .................. USD 10,451 9,309,919
10.00% , 10/15/32 ................. 14,763 14,674,629
Optics Bidco SpA
6.88% , 02/15/28
(b)
................. EUR 1,016 1,144,511
7.88% , 07/31/28
(b)
................. 1,488 1,740,940
Series 2033 , 6.38% , 11/15/33
(c)
........ USD 5,637 5,648,556
Series 2034 , 6.00% , 09/30/34
(c)
........ 16,412 15,756,162
7.20% , 07/18/36
(c)
................. 16,249 16,585,695
7.72% , 06/04/38
(c)
................. 6,228 6,547,001
5.25% , 03/17/55 .................. EUR 400 412,123
RCS & RDS SA, 3.25%, 02/05/28
(b)
....... 900 898,470
Sable International Finance Ltd., 7.13%,
10/15/32
(c)
..................... USD 31,501 30,736,786
Telecom Italia SpA
(b)
2.75% , 04/15/25 .................. EUR 2,338 2,409,708
3.00% , 09/30/25 .................. 1,000 1,031,396
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
................. GBP 777 904,635
4.25% , 01/15/30
(b)
................. 1,584 1,740,091
4.13% , 08/15/30
(b)
................. 835 894,155
4.50% , 08/15/30
(c)
................. USD 2,507 2,165,255
Windstream Services LLC, 8.25%, 10/01/31
(c)
83,819 86,570,177
Zayo Group Holdings, Inc.
(c)
4.00% , 03/01/27 .................. 30,052 27,715,726
6.13% , 03/01/28 .................. 19,366 16,460,934
1,284,636,964
Electric Utilities — 1.2%
Alpha Generation LLC, 6.75%, 10/15/32
(c)
... 21,474 21,245,833
California Buyer Ltd.
5.63% , 02/15/32
(b)
................. EUR 1,876 2,023,457
6.38% , 02/15/32
(c)
................. USD 15,758 15,716,179
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
........... 12,555 12,707,510
EDP SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................ EUR 1,700 1,800,566
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................ 2,100 2,214,375
(5-Year EUR Swap Annual + 1.84%), 1.70% ,
07/20/80 ..................... 800 816,571
(5-Year EUR Swap Annual + 2.38%), 1.88% ,
08/02/81 ..................... 2,700 2,727,253
FirstEnergy Corp., 4.00%, 05/01/26
(j)
...... USD 36,642 36,770,247
Naturgy Finance Iberia SA, (5-Year EUR Swap
Annual + 2.44%), 2.37%
(a) (b) (i)
......... EUR 2,100 2,112,746
NextEra Energy Capital Holdings, Inc.,
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75%,
06/15/54
(a)
..................... USD 19,140 19,608,584
NRG Energy, Inc.
(c)
5.75% , 07/15/29 .................. 12,584 12,233,153
6.00% , 02/01/33 .................. 51,984 50,488,182
6.25% , 11/01/34 .................. 54,360 53,318,739

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(c)
..................... USD 2,273 $ 2,133,327
PG&E Corp.
4.25% , 12/01/27
(j)
................. 13,361 14,490,004
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.88%), 7.38% ,
03/15/55
(a)
.................... 3,853 3,954,072
Public Power Corp. SA, 4.63%, 10/31/31
(b)
.. EUR 1,366 1,440,309
Terna - Rete Elettrica Nazionale, (5-Year
EURIBOR ICE Swap Rate + 2.14%),
4.75%
(a) (b) (i)
.................... 1,725 1,843,082
Vistra Operations Co. LLC
(c)
7.75% , 10/15/31 .................. USD 19,024 19,957,425
6.88% , 04/15/32 .................. 25,939 26,559,371
304,160,985
Electrical Equipment — 0.1%
(c)
Sensata Technologies BV, 4.00%, 04/15/29 .. 4,683 4,297,344
Vertiv Group Corp., 4.13%, 11/15/28 ...... 32,132 30,326,901
34,624,245
Electronic Equipment, Instruments & Components — 0.4%
(c)
Coherent Corp., 5.00%, 12/15/29 ........ 23,959 22,863,892
Insight Enterprises, Inc., 6.63%, 05/15/32 ... 14,367 14,448,001
Sensata Technologies, Inc.
4.38% , 02/15/30 .................. 34,122 31,257,015
3.75% , 02/15/31 .................. 5,654 4,942,939
6.63% , 07/15/32 .................. 29,693 29,660,970
Zebra Technologies Corp., 6.50%, 06/01/32 .. 5,240 5,315,489
108,488,306
Energy Equipment & Services — 1.8%
Archrock Partners LP
(c)
6.88% , 04/01/27 .................. 1,146 1,151,925
6.25% , 04/01/28 .................. 46,655 46,406,290
6.63% , 09/01/32 .................. 30,162 30,124,473
Borr IHC Ltd.
(c)
10.00% , 11/15/28 ................. 8,364 8,334,936
10.38% , 11/15/30 ................. 9,631 9,578,058
Diamond Foreign Asset Co., 8.50%, 10/01/30
(c)
5,779 5,997,023
Enerflex Ltd., 9.00%, 10/15/27
(c)
......... 5,010 5,202,384
Kodiak Gas Services LLC, 7.25%, 02/15/29
(c)
. 37,653 38,407,830
Nabors Industries Ltd., 7.50%, 01/15/28
(c)
... 6,272 5,807,634
Nabors Industries, Inc.
(c)
7.38% , 05/15/27 .................. 10,921 10,908,330
9.13% , 01/31/30 .................. 6,829 6,944,838
8.88% , 08/15/31 .................. 3,736 3,469,199
Noble Finance II LLC, 8.00%, 04/15/30
(c)
.... 21,211 21,422,393
Oceaneering International, Inc., 6.00%,
02/01/28 ...................... 4,248 4,190,090
OEG Finance plc, 7.25%, 09/27/29
(b)
...... EUR 1,272 1,375,661
Star Holding LLC, 8.75%, 08/01/31
(c)
...... USD 16,420 16,269,269
TGS ASA, 8.50%, 01/15/30
(c)
........... 9,490 9,702,243
Transocean Aquila Ltd., 8.00%, 09/30/28
(c)
.. 7,006 7,163,492
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(c)
..................... 4,287 4,374,355
Transocean, Inc.
(c)
8.00% , 02/01/27 .................. 9,050 9,032,923
8.25% , 05/15/29 .................. 35,560 34,833,513
8.75% , 02/15/30 .................. 33,816 34,874,822
8.50% , 05/15/31 .................. 38,838 38,075,855
USA Compression Partners LP, 7.13%,
03/15/29
(c)
..................... 29,678 30,201,740
Valaris Ltd., 8.38%, 04/30/30
(c)
.......... 48,649 49,161,225
Vallourec SACA, 7.50%, 04/15/32
(c)
....... 22,167 22,972,349
Vantage Drilling International Ltd., 9.50%,
02/15/28
(c)
..................... 957 956,806
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%,
04/30/30
(c)
..................... USD 15,661 $ 16,167,475
473,107,131
Entertainment — 0.3%
Banijay Entertainment SAS
7.00% , 05/01/29
(b)
................. EUR 2,238 2,439,981
8.13% , 05/01/29
(c)
................. USD 4,483 4,641,304
Cinemark USA, Inc., 7.00%, 08/01/32
(c)
.... 6,856 6,988,526
Lions Gate Capital Holdings 1, Inc., 5.50%,
04/15/29
(c)
..................... 13,501 12,049,643
Live Nation Entertainment, Inc.
(c)
4.75% , 10/15/27 .................. 6,042 5,841,315
3.75% , 01/15/28 .................. 6,495 6,125,025
Odeon Finco plc, 12.75%, 11/01/27
(c)
...... 17,241 18,103,004
Pinewood Finco plc
(b)
3.63% , 11/15/27 .................. GBP 560 662,824
6.00% , 03/27/30 .................. 2,874 3,572,329
Playtika Holding Corp., 4.25%, 03/15/29
(c)
... USD 4,614 4,182,598
64,606,549
Financial Services — 2.7%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
.... 23,856 23,484,417
Block, Inc.
2.75% , 06/01/26 .................. 23,855 22,986,648
3.50% , 06/01/31 .................. 4,980 4,384,792
6.50% , 05/15/32
(c)
................. 111,755 112,833,806
Boost Newco Borrower LLC, 7.50%, 01/15/31
(c)
62,105 65,108,372
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (h)
............ GBP 1,674 2,052,246
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
........... USD 15,828 15,719,756
Enact Holdings, Inc., 6.25%, 05/28/29 ..... 5,341 5,442,520
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10%
Floor + 4.10%), 7.28%, 04/15/38
(a) (b)
..... EUR 469 490,231
Freedom Mortgage Corp., 12.25%, 10/01/30
(c)
USD 6,131 6,780,409
Freedom Mortgage Holdings LLC
(c)
9.25% , 02/01/29 .................. 24,977 25,774,821
9.13% , 05/15/31 .................. 22,904 23,615,639
Garfunkelux Holdco 3 SA
(b)
6.75% , 11/01/25 .................. EUR 759 518,160
7.75% , 11/01/25 .................. GBP 777 649,295
Global Payments, Inc., 1.50%, 03/01/31
(c) (j)
.. USD 36,023 35,266,517
Hannon Armstrong Sustainable Infrastructure
Capital, Inc., 6.38%, 07/01/34
(c)
........ 16,526 16,093,663
Jefferies Finance LLC
(c)
5.00% , 08/15/28 .................. 16,778 15,738,392
6.63% , 10/15/31 .................. 5,397 5,388,449
Jerrold Finco plc, 5.25%, 01/15/27
(b)
...... GBP 1,786 2,203,473
Midcap Financial Issuer Trust, 6.50%,
05/01/28
(c)
..................... USD 13,257 12,964,809
Nationstar Mortgage Holdings, Inc.
(c)
6.00% , 01/15/27 .................. 76 75,599
6.50% , 08/01/29 .................. 33,598 33,541,084
5.13% , 12/15/30 .................. 5,705 5,322,943
5.75% , 11/15/31 .................. 6,639 6,345,672
7.13% , 02/01/32 .................. 51,896 52,542,572
Nationwide Building Society
(a)(b)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% .... GBP 1,516 1,838,572
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% .... 2,240 2,811,617
NCR Atleos Corp., 9.50%, 04/01/29
(c)
...... USD 3,854 4,175,057

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Nexi SpA, 0.00%, 02/24/28
(b) (j) (l)
......... EUR 4,200 $ 3,844,858
Opus-Chartered Issuances SA, 2.50%,
07/04/25
(a) (b) (f)
................... 1,166 1,212,632
PennyMac Financial Services, Inc.
(c)
7.88% , 12/15/29 .................. USD 15,790 16,543,227
7.13% , 11/15/30 .................. 19,138 19,381,210
PHH Escrow Issuer LLC, 9.88%, 11/01/29
(c)
.. 9,388 9,430,246
ProGroup AG
(b)
5.13% , 04/15/29 .................. EUR 984 1,001,821
5.38% , 04/15/31 .................. 1,265 1,281,457
Rocket Mortgage LLC
(c)
2.88% , 10/15/26 .................. USD 22,344 21,200,315
3.88% , 03/01/31 .................. 5,937 5,172,890
4.00% , 10/15/33 .................. 6,904 5,750,096
Shift4 Payments LLC, 6.75%, 08/15/32
(c)
.... 59,635 60,652,191
Shift4 Payments, Inc., 0.00%, 12/15/25
(j) (l)
... 2,000 2,686,000
Stena International SA
(c)
7.25% , 01/15/31 .................. 2,325 2,372,321
7.63% , 02/15/31 .................. 1,028 1,069,407
Thames Water Utilities Finance plc, 4.00%,
04/18/27
(b)
..................... EUR 961 760,046
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(h)
........... 5,120 1,677,347
UWM Holdings LLC, 6.63%, 02/01/30
(c)
.... USD 32,339 32,139,210
Worldline SA, 0.00%, 07/30/26
(b) (j) (l)
....... EUR 4,015 3,992,081
694,316,886
Food Products — 1.3%
B&G Foods, Inc., 8.00%, 09/15/28
(c)
...... USD 5,501 5,654,863
Boparan Finance plc, 9.38%, 11/07/29
(b)
.... GBP 1,652 1,999,476
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(c) (h)
............ USD 88,274 91,697,476
Chobani LLC
(c)
4.63% , 11/15/28 .................. 41,717 40,158,023
7.63% , 07/01/29 .................. 71,087 73,509,986
Darling Global Finance BV, 3.63%, 05/15/26
(b)
EUR 4,402 4,554,112
Darling Ingredients, Inc., 6.00%, 06/15/30
(c)
.. USD 19,297 19,036,097
Fiesta Purchaser, Inc.
(c)
7.88% , 03/01/31 .................. 6,248 6,521,306
9.63% , 09/15/32 .................. 8,564 8,971,501
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 6.63%, 12/15/29
(a) (b)
.......... EUR 1,918 2,007,621
Lamb Weston Holdings, Inc.
(c)
4.88% , 05/15/28 .................. USD 5,545 5,413,434
4.13% , 01/31/30 .................. 5,961 5,450,332
4.38% , 01/31/32 .................. 18,774 16,987,502
Post Holdings, Inc.
(c)
4.63% , 04/15/30 .................. 1,289 1,188,778
4.50% , 09/15/31 .................. 2,107 1,887,541
6.25% , 02/15/32 .................. 13,609 13,506,755
6.38% , 03/01/33 .................. 20,576 20,141,075
6.25% , 10/15/34 .................. 16,315 15,893,106
Simmons Foods, Inc., 4.63%, 03/01/29
(c)
.... 9,175 8,478,550
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 .................. EUR 252 263,201
7.25% , 04/15/28 .................. 1,933 2,084,893
345,405,628
Gas Utilities — 0.1%
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a) (c)
............... USD 14,809 14,889,982
Suburban Propane Partners LP, 5.00%,
06/01/31
(c)
..................... 4,099 3,654,139
UGI International LLC, 2.50%, 12/01/29
(b)
... EUR 1,574 1,517,317
20,061,438
Security
Par (000)
Par (000) Value
Ground Transportation — 0.6%
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 .................. EUR 2,400 $ 2,436,568
6.13% , 11/30/28 .................. GBP 2,264 2,735,129
Boels Topholding BV
(b)
6.25% , 02/15/29 .................. EUR 1,589 1,723,112
5.75% , 05/15/30 .................. 1,399 1,512,374
Brightline East LLC, 11.00%, 01/31/30
(c)
.... USD 13,279 12,673,212
EC Finance plc, 3.00%, 10/15/26
(b)
....... EUR 1,041 1,027,100
Edge Finco plc, 8.13%, 08/15/31
(b)
....... GBP 3,496 4,469,646
EquipmentShare.com, Inc., 8.00%, 03/15/33
(c)
USD 8,778 8,889,305
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(c)
29,794 29,973,628
GN Bondco LLC, 9.50%, 10/15/31
(c)
...... 8,927 9,400,036
Hertz Corp. (The), 12.63%, 07/15/29
(c)
..... 10,078 10,737,265
Loxam SAS
(b)
6.38% , 05/15/28 .................. EUR 1,768 1,904,766
6.38% , 05/31/29 .................. 1,403 1,531,911
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (i)
.. GBP 2,268 2,711,952
3.62% , 11/20/28
(k)
................. 714 819,023
4.88% , 09/26/31 .................. EUR 320 332,391
SGL Group ApS, (3-mo. EURIBOR at 0.00%
Floor + 4.75%), 7.95%, 04/22/30
(a)
...... 2,275 2,374,822
Uber Technologies, Inc.
(j)
0.00% , 12/15/25
(l)
................. USD 6,105 6,153,840
Series 2028 , 0.88% , 12/01/28 ......... 31,674 34,841,400
Watco Cos. LLC, 7.13%, 08/01/32
(c)
....... 8,603 8,867,532
145,115,012
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
................. EUR 5,701 5,860,784
3.88% , 07/15/28
(b)
................. 1,235 1,274,631
4.63% , 07/15/28
(c)
................. USD 19,513 18,625,236
3.88% , 11/01/29
(c)
................. 13,639 12,468,823
Bausch + Lomb Corp., 8.38%, 10/01/28
(c)
... 75,480 78,121,800
Medline Borrower LP
(c)
3.88% , 04/01/29 .................. 26,017 24,091,406
6.25% , 04/01/29 .................. 26,897 27,180,603
5.25% , 10/01/29 .................. 95,982 92,628,771
Neogen Food Safety Corp., 8.63%, 07/20/30
(c)
10,428 11,184,509
Sotera Health Holdings LLC, 7.38%, 06/01/31
(c)
12,116 12,274,735
283,711,298
Health Care Providers & Services — 2.4%
AHP Health Partners, Inc., 5.75%, 07/15/29
(c)
. 24,977 24,128,364
Clariane SE, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 9.08%), 13.17%
(a) (b) (i)
GBP 1,600 1,956,469
Community Health Systems, Inc.
(c)
5.63% , 03/15/27 .................. USD 65,051 62,430,581
6.00% , 01/15/29 .................. 30,070 26,924,871
5.25% , 05/15/30 .................. 51,012 41,897,575
4.75% , 02/15/31 .................. 16,784 13,023,647
10.88% , 01/15/32 ................. 55,915 57,689,074
Concentra Escrow Issuer Corp., 6.88%,
07/15/32
(c)
..................... 20,627 21,059,345
DaVita, Inc., 6.88%, 09/01/32
(c)
......... 11,172 11,257,633
Encompass Health Corp.
4.75% , 02/01/30 .................. 11,373 10,781,843
4.63% , 04/01/31 .................. 5,903 5,451,508
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
... EUR 2,828 3,189,039
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(c)
USD 14,194 14,205,292
HealthEquity, Inc., 4.50%, 10/01/29
(c)
...... 34,912 32,724,920
LifePoint Health, Inc.
(c)
9.88% , 08/15/30 .................. 18,644 20,116,074
11.00% , 10/15/30 ................. 45,396 49,829,510

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
10.00% , 06/01/32 ................. USD 19,852 $ 20,184,461
Molina Healthcare, Inc.
(c)
4.38% , 06/15/28 .................. 915 867,149
3.88% , 11/15/30 .................. 2,310 2,056,431
3.88% , 05/15/32 .................. 8,274 7,145,116
6.25% , 01/15/33 .................. 19,314 19,088,836
Option Care Health, Inc., 4.38%, 10/31/29
(c)
.. 11,313 10,433,005
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(c)
..................... 8,058 7,838,098
Star Parent, Inc., 9.00%, 10/01/30
(c)
....... 29,485 30,623,119
Surgery Center Holdings, Inc., 7.25%,
04/15/32
(c)
..................... 51,557 52,592,995
Tenet Healthcare Corp., 6.75%, 05/15/31 ... 57,344 57,931,260
US Acute Care Solutions LLC, 9.75%,
05/15/29
(c)
..................... 20,331 20,719,512
626,145,727
Health Care REITs — 0.3%
MPT Operating Partnership LP
3.33% , 03/24/25 .................. EUR 1,445 1,443,480
2.50% , 03/24/26 .................. GBP 22,857 25,355,466
5.25% , 08/01/26 .................. USD 3,430 3,157,807
5.00% , 10/15/27 .................. 4,145 3,494,573
4.63% , 08/01/29 .................. 17,979 12,882,840
3.50% , 03/15/31 .................. 31,834 20,058,825
66,392,991
Health Care Technology — 0.0%
IQVIA, Inc.
1.75% , 03/15/26
(b)
................. EUR 2,964 3,018,353
2.25% , 03/15/29
(b)
................. 600 592,765
6.50% , 05/15/30
(c)
................. USD 2,391 2,433,013
6,044,131
Hotel & Resort REITs — 0.8%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(c)
..................... 13,761 13,961,959
Pebblebrook Hotel LP, 6.38%, 10/15/29
(c)
... 7,868 7,755,796
Pebblebrook Hotel Trust, 1.75%, 12/15/26
(j)
.. 885 821,811
RHP Hotel Properties LP
(c)
7.25% , 07/15/28 .................. 7,030 7,218,249
4.50% , 02/15/29 .................. 11,328 10,695,069
6.50% , 04/01/32 .................. 48,158 48,400,378
RLJ Lodging Trust LP
(c)
3.75% , 07/01/26 .................. 3,645 3,544,935
4.00% , 09/15/29 .................. 2,470 2,238,349
Service Properties Trust
8.63% , 11/15/31
(c)
................. 83,667 87,062,876
8.88% , 06/15/32 .................. 28,878 26,726,843
XHR LP, 6.63%, 05/15/30
(c)
............ 7,893 7,918,906
216,345,171
Hotels, Restaurants & Leisure — 4.7%
1011778 BC ULC
(c)
3.88% , 01/15/28 .................. 1,368 1,293,676
4.38% , 01/15/28 .................. 8,148 7,783,082
5.63% , 09/15/29 .................. 9,441 9,299,588
4.00% , 10/15/30 .................. 17,901 16,009,542
Allwyn Entertainment Financing UK plc
7.88% , 04/30/29
(c)
................. 8,600 8,809,926
7.25% , 04/30/30
(b)
................. EUR 2,572 2,842,388
Aramark International Finance SARL, 3.13%,
04/01/25
(b)
..................... 7,876 8,137,959
Bertrand Franchise Finance SAS, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 6.96%,
07/18/30
(a) (b)
.................... 1,934 2,014,352
Boyne USA, Inc., 4.75%, 05/15/29
(c)
...... USD 20,493 19,426,581
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment, Inc.
(c)
4.63% , 10/15/29 .................. USD 233 $ 218,148
7.00% , 02/15/30 .................. 77,924 79,369,463
6.50% , 02/15/32 .................. 38,293 38,465,838
6.00% , 10/15/32 .................. 12,655 12,201,549
Carnival Corp.
(c)
6.00% , 05/01/29 .................. 38,204 38,113,617
7.00% , 08/15/29 .................. 1,491 1,550,946
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28
(c)
..................... 47 50,073
Carnival plc, 1.00%, 10/28/29 .......... EUR 468 428,737
Cedar Fair LP
5.38% , 04/15/27 .................. USD 31 30,670
5.25% , 07/15/29 .................. 1,701 1,634,977
Churchill Downs, Inc.
(c)
4.75% , 01/15/28 .................. 25,101 24,213,269
5.75% , 04/01/30 .................. 46,105 45,249,875
6.75% , 05/01/31 .................. 30,871 31,204,901
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 ................. EUR 366 400,370
(3-mo. EURIBOR + 4.50%), 7.56% ,
07/31/28
(a)
.................... 1,116 1,170,112
7.88% , 07/31/28 .................. 494 541,155
6.50% , 03/15/29 .................. 587 642,159
CPUK Finance Ltd.
(b)
4.50% , 08/28/27 .................. GBP 620 737,902
7.88% , 08/28/29 .................. 517 664,126
Deuce Finco plc, 5.50%, 06/15/27
(b)
....... 1,223 1,496,012
Elior Group SA, 3.75%, 07/15/26
(b)
....... EUR 1,326 1,359,857
Fertitta Entertainment LLC
(c)
4.63% , 01/15/29 .................. USD 18,423 17,072,222
6.75% , 01/15/30 .................. 8,122 7,492,736
Great Canadian Gaming Corp., 8.75%,
11/15/29
(c)
..................... 20,899 21,390,948
Hilton Domestic Operating Co., Inc.
(c)
4.00% , 05/01/31 .................. 2,177 1,957,866
3.63% , 02/15/32 .................. 3,976 3,453,860
6.13% , 04/01/32 .................. 3,950 3,939,232
5.88% , 03/15/33 .................. 43,102 42,411,030
Inter Media & Communication SpA, 6.75%,
02/09/27
(b)
..................... EUR 2,032 2,142,018
International Game Technology plc, 5.25%,
01/15/29
(c)
..................... USD 969 945,313
Light & Wonder International, Inc.
(c)
7.25% , 11/15/29 .................. 3,781 3,857,138
7.50% , 09/01/31 .................. 10,036 10,333,286
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28
(c)
..................... 11,227 11,702,654
Lindblad Expeditions LLC, 6.75%, 02/15/27
(c)
. 11,484 11,488,318
Lottomatica Group SpA
(b)
5.38% , 06/01/30 .................. EUR 644 692,827
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.94% , 12/15/30
(a)
............... 1,356 1,425,682
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
6.19% , 06/01/31
(a)
............... 933 977,321
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(c)
USD 18,522 16,144,759
Melco Resorts Finance Ltd.
(c)
4.88% , 06/06/25 .................. 12,056 11,950,510
5.63% , 07/17/27 .................. 800 771,000
5.75% , 07/21/28 .................. 3,400 3,230,000
5.38% , 12/04/29 .................. 29,198 26,643,467
7.63% , 04/17/32 .................. 17,566 17,639,953
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(c)
................ 23,087 22,288,723
Merlin Entertainments Ltd., 5.75%, 06/15/26
(c)
2,000 1,983,504

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MGM China Holdings Ltd.
(c)
4.75% , 02/01/27 .................. USD 9,538 $ 9,236,981
7.13% , 06/26/31 .................. 5,787 5,844,870
MGM Resorts International, 6.13%, 09/15/29 . 28,090 28,054,715
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(c)
..................... 4,792 4,517,926
Motion Finco SARL, 7.38%, 06/15/30
(b)
..... EUR 1,157 1,219,024
NCL Corp. Ltd.
(c)
8.13% , 01/15/29 .................. USD 4,109 4,329,793
7.75% , 02/15/29 .................. 3,713 3,898,739
6.25% , 03/01/30 .................. 19,795 19,559,210
NCL Finance Ltd., 6.13%, 03/15/28
(c)
...... 7,852 7,877,197
Pinnacle Bidco plc
(b)
8.25% , 10/11/28 .................. EUR 498 546,998
10.00% , 10/11/28 ................. GBP 1,393 1,850,613
Premier Entertainment Sub LLC
(c)
5.63% , 09/01/29 .................. USD 5,317 4,173,845
5.88% , 09/01/31 .................. 9,034 6,572,235
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(c)
..................... 3,189 3,416,254
Royal Caribbean Cruises Ltd.
(c)
5.63% , 09/30/31 .................. 76,663 75,410,261
6.25% , 03/15/32 .................. 2,890 2,924,624
6.00% , 02/01/33 .................. 56,243 56,109,430
Sabre GLBL, Inc.
(c)
8.63% , 06/01/27 .................. 20,482 20,200,111
10.75% , 11/15/29 ................. 10,968 11,315,047
Scientific Games Holdings LP, 6.63%,
03/01/30
(c)
..................... 13,609 13,022,906
Six Flags Entertainment Corp.
(c)
7.25% , 05/15/31 .................. 20,764 21,206,856
6.63% , 05/01/32 .................. 3,065 3,106,423
Six Flags Theme Parks, Inc., 7.00%, 07/01/25
(c)
1,991 1,989,138
Station Casinos LLC
(c)
4.50% , 02/15/28 .................. 9,401 8,920,263
4.63% , 12/01/31 .................. 17,586 15,753,389
6.63% , 03/15/32 .................. 10,792 10,724,453
Stonegate Pub Co. Financing 2019 plc
(b)
(3-mo. EURIBOR + 6.63%), 9.65% ,
07/31/29
(a)
.................... EUR 2,263 2,426,173
10.75% , 07/31/29 ................. GBP 1,584 2,065,503
TUI AG, 5.88%, 03/15/29
(b)
............ EUR 1,527 1,655,235
TUI Cruises GmbH
(b)
6.50% , 05/15/26 .................. 273 285,440
6.25% , 04/15/29 .................. 418 456,258
5.00% , 05/15/30 .................. 1,895 1,992,458
Vail Resorts, Inc., 6.50%, 05/15/32
(c)
...... USD 20,126 20,351,776
Viking Cruises Ltd.
(c)
5.88% , 09/15/27 .................. 12,325 12,232,437
9.13% , 07/15/31 .................. 45,185 48,585,608
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(c)
..................... 8,471 8,336,632
Wynn Macau Ltd.
(c)
5.50% , 01/15/26 .................. 10,758 10,653,755
5.50% , 10/01/27 .................. 2,600 2,518,880
5.63% , 08/26/28 .................. 58,145 55,819,200
4.50% , 03/07/29
(j)
................. 1,658 1,655,494
5.13% , 12/15/29 .................. 22,329 20,654,325
Wynn Resorts Finance LLC
(c)
5.13% , 10/01/29 .................. 35,779 34,268,145
7.13% , 02/15/31 .................. 36,919 38,447,814
6.25% , 03/15/33 .................. 15,080 14,815,889
1,216,297,540
Security
Par (000)
Par (000) Value
Household Durables — 0.7%
Ashton Woods USA LLC
(c)
4.63% , 08/01/29 .................. USD 4,879 $ 4,488,745
4.63% , 04/01/30 .................. 3,541 3,213,017
Beazer Homes USA, Inc., 7.50%, 03/15/31
(c)
. 5,393 5,477,001
Brookfield Residential Properties, Inc.
(c)
5.00% , 06/15/29 .................. 17,861 16,603,439
4.88% , 02/15/30 .................. 13,025 11,762,458
CD&R Smokey Buyer, Inc., 9.50%, 10/15/29
(c)
24,258 23,843,449
Dream Finders Homes, Inc., 8.25%, 08/15/28
(c)
6,941 7,231,793
Empire Communities Corp., 9.75%, 05/01/29
(c)
4,755 5,002,455
K. Hovnanian Enterprises, Inc., 11.75%,
09/30/29
(c)
..................... 32,709 35,613,080
LGI Homes, Inc.
(c)
8.75% , 12/15/28 .................. 5,264 5,521,657
4.00% , 07/15/29 .................. 5,385 4,819,328
7.00% , 11/15/32 .................. 10,750 10,644,005
Mattamy Group Corp., 4.63%, 03/01/30
(c)
... 4,116 3,829,104
Meritage Homes Corp., 1.75%, 05/15/28
(c) (j)
.. 18,636 18,263,280
New Home Co., Inc. (The), 9.25%, 10/01/29
(c)
13,753 14,474,125
STL Holding Co. LLC, 8.75%, 02/15/29
(c)
.... 7,436 7,861,674
Taylor Morrison Communities, Inc., 5.13%,
08/01/30
(c)
..................... 2,190 2,095,667
Tempur Sealy International, Inc.
(c)
4.00% , 04/15/29 .................. 4,736 4,363,960
3.88% , 10/15/31 .................. 653 569,701
TRI Pointe Homes, Inc.
5.25% , 06/01/27 .................. 103 101,172
5.70% , 06/15/28 .................. 1,737 1,725,735
187,504,845
Household Products — 0.1%
Central Garden & Pet Co.
4.13% , 10/15/30 .................. 608 546,063
4.13% , 04/30/31
(c)
................. 8,077 7,142,497
Kronos Acquisition Holdings, Inc., 8.25%,
06/30/31
(c)
..................... 3,606 3,434,806
Spectrum Brands, Inc.
(c)
3.38% , 06/01/29
(j)
................. 14,033 13,700,418
3.88% , 03/15/31 .................. 2,001 1,721,952
26,545,736
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
........... 19,967 20,508,403
Calpine Corp.
(c)
5.13% , 03/15/28 .................. 19,439 18,851,871
4.63% , 02/01/29 .................. 629 593,748
5.00% , 02/01/31 .................. 7,712 7,252,283
Clearway Energy Operating LLC
(c)
4.75% , 03/15/28 .................. 321 306,983
3.75% , 01/15/32 .................. 22,410 19,128,987
Lightning Power LLC, 7.25%, 08/15/32
(c)
.... 5,671 5,830,542
NextEra Energy Partners LP
(c)(j)
0.00% , 11/15/25
(l)
................. 57,296 53,858,240
2.50% , 06/15/26 .................. 13,855 13,024,531
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (c) (i)
.................... 11,499 11,735,454
151,091,042
Insurance — 5.3%
Alliant Holdings Intermediate LLC
(c)
4.25% , 10/15/27 .................. 57,673 55,049,888
6.75% , 10/15/27 .................. 78,693 78,042,209
6.75% , 04/15/28 .................. 11,137 11,163,183
5.88% , 11/01/29 .................. 57,751 55,480,306

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
7.00% , 01/15/31 .................. USD 59,499 $ 59,731,395
7.38% , 10/01/32 .................. 29,132 29,400,073
AmWINS Group, Inc.
(c)
6.38% , 02/15/29 .................. 8,428 8,479,682
4.88% , 06/30/29 .................. 8,311 7,804,011
APH Somerset Investor 2 LLC, 7.88%,
11/01/29
(c)
..................... 14,841 15,041,613
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
................. EUR 7,035 7,515,148
7.75% , 02/15/31
(c)
................. USD 46,608 47,996,965
Ardonagh Group Finance Ltd., 8.88%,
02/15/32
(c)
..................... 42,134 43,776,722
AssuredPartners, Inc., 7.50%, 02/15/32
(c)
... 26,279 28,283,667
Howden UK Refinance plc
(c)
7.25% , 02/15/31 .................. 101,368 103,010,060
8.13% , 02/15/32 .................. 53,319 54,453,794
HUB International Ltd.
(c)
7.25% , 06/15/30 .................. 204,449 209,509,160
7.38% , 01/31/32 .................. 252,270 256,218,747
Intesa Sanpaolo Vita SpA, 2.38%, 12/22/30
(b)
. EUR 1,196 1,128,926
Jones Deslauriers Insurance Management,
Inc.
(c)
8.50% , 03/15/30 .................. USD 30,488 32,067,339
10.50% , 12/15/30 ................. 25,865 27,963,298
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(c)
163,037 164,666,446
Phoenix Group Holdings plc, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.19%), 8.50%
(a) (b) (i)
......... 2,230 2,308,815
Ryan Specialty LLC
(c)
4.38% , 02/01/30 .................. 2,807 2,635,213
5.88% , 08/01/32 .................. 24,525 24,266,090
UnipolSai Assicurazioni SpA
4.90% , 05/23/34
(b)
................. EUR 2,600 2,801,628
USI, Inc., 7.50%, 01/15/32
(c)
........... USD 30,888 31,944,586
1,360,738,964
IT Services — 0.8%
Acuris Finance US, Inc.
(c)
5.00% , 05/01/28 .................. 26,589 24,044,039
9.00% , 08/01/29 .................. 7,506 7,178,719
Almaviva-The Italian Innovation Co. SpA,
5.00%, 10/30/30
(b)
................ EUR 1,618 1,705,335
Atos SE
9.00% , 12/18/29 .................. 2,937 2,836,710
5.00% , 12/18/30
(b)
................. 3,021 1,723,787
CA Magnum Holdings, 5.38%, 10/31/26
(c)
... USD 31,277 30,534,171
Cablevision Lightpath LLC
(c)
3.88% , 09/15/27 .................. 16,342 15,470,568
5.63% , 09/15/28 .................. 5,738 5,322,863
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(c)
42,613 43,451,240
ION Trading Technologies SARL
(c)
5.75% , 05/15/28 .................. 1,416 1,338,561
9.50% , 05/30/29 .................. 6,263 6,566,743
Snowflake, Inc.
(c)(j)(l)
0.00% , 10/01/27 .................. 18,563 21,820,493
0.00% , 10/01/29 .................. 24,714 29,310,804
Twilio, Inc.
3.63% , 03/15/29 .................. 6,443 5,925,336
3.88% , 03/15/31 .................. 11,940 10,708,436
United Group BV
(b)
4.00% , 11/15/27 .................. EUR 597 610,926
3.63% , 02/15/28 .................. 1,405 1,420,513
6.75% , 02/15/31 .................. 787 842,083
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
7.27% , 02/15/31
(a)
............... 1,278 1,322,162
Security
Par (000)
Par (000) Value
IT Services (continued)
6.50% , 10/31/31 .................. EUR 946 $ 997,920
213,131,409
Life Sciences Tools & Services — 0.0%
(c)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 ................. USD 3,131 2,785,263
Fortrea Holdings, Inc., 7.50%, 07/01/30 .... 6,116 6,126,145
8,911,408
Machinery — 1.3%
Amsted Industries, Inc., 5.63%, 07/01/27
(c)
.. 2,195 2,173,859
ATS Corp., 4.13%, 12/15/28
(c)
.......... 4,992 4,627,178
Chart Industries, Inc.
(c)
7.50% , 01/01/30 .................. 37,617 39,109,547
9.50% , 01/01/31 .................. 4,417 4,733,474
Esab Corp., 6.25%, 04/15/29
(c)
.......... 13,265 13,430,010
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(c)
..................... 8,471 7,539,190
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(c)
..................... 53,324 55,670,570
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 .................. EUR 303 308,414
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.93% , 04/15/29
(a)
............... 2,563 2,668,211
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(c)
. USD 8,672 8,889,000
Nova Alexandre III SAS, (3-mo. EURIBOR at
0.00% Floor + 5.25%), 8.43%, 07/15/29
(a) (b)
. EUR 1,473 1,476,981
Roller Bearing Co. of America, Inc., 4.38%,
10/15/29
(c)
..................... USD 5,009 4,680,282
Terex Corp.
(c)
5.00% , 05/15/29 .................. 15,069 14,349,750
6.25% , 10/15/32 .................. 15,651 15,337,913
TK Elevator Holdco GmbH
6.63% , 07/15/28
(b)
................. EUR 8,231 8,536,258
7.63% , 07/15/28
(c)
................. USD 28,733 28,712,011
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
................. EUR 13,573 14,024,443
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(c)
USD 88,950 87,074,516
Wabash National Corp., 4.50%, 10/15/28
(c)
.. 10,665 9,738,614
323,080,221
Marine Transportation — 0.0%
Danaos Corp., 8.50%, 03/01/28
(c)
........ 2,342 2,400,791
Media — 5.2%
Adelphia Communications Corp., Escrow,
Series B, 10.50%, 07/15/04
(d) (e) (f)
....... 800 —
Cable One, Inc.
0.00% , 03/15/26
(j) (l)
................ 5,319 4,936,032
1.13% , 03/15/28
(j)
................. 23,262 19,132,995
4.00% , 11/15/30
(c)
................. 2,617 2,186,707
Century Communications Corp. Escrow, 0.00%,
03/15/13
(d) (e) (f)
................... 625 —
Clear Channel Outdoor Holdings, Inc.
(c)
5.13% , 08/15/27 .................. 16,134 15,530,075
7.75% , 04/15/28 .................. 11,557 10,427,980
9.00% , 09/15/28 .................. 39,358 41,216,721
7.50% , 06/01/29 .................. 50,586 44,260,163
7.88% , 04/01/30 .................. 59,950 61,700,125
CMG Media Corp., 8.88%, 06/18/29
(c)
..... 8,029 6,023,597
CSC Holdings LLC
(c)
5.50% , 04/15/27 .................. 5,566 4,981,567
5.38% , 02/01/28 .................. 7,800 6,729,117
11.25% , 05/15/28 ................. 33,762 33,320,153
11.75% , 01/31/29 ................. 101,099 99,842,956
4.13% , 12/01/30 .................. 18,062 12,975,083
3.38% , 02/15/31 .................. 21,727 15,239,587
4.50% , 11/15/31 .................. 18,000 12,960,560

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
DirecTV Financing LLC, 5.88%, 08/15/27
(c)
.. USD 77,343 $ 75,355,181
DISH DBS Corp.
(c)
5.25% , 12/01/26 .................. 46,105 41,907,186
5.75% , 12/01/28 .................. 61,707 52,759,147
DISH Network Corp., 11.75%, 11/15/27
(c)
... 112,242 118,885,828
EchoStar Corp.
10.75% , 11/30/29 ................. 98,848 106,289,705
6.75% , 11/30/30 .................. 102,513 92,012,688
GCI LLC, 4.75%, 10/15/28
(c)
........... 4,436 4,142,909
Gray Television, Inc., 10.50%, 07/15/29
(c)
... 49,436 49,432,604
Lamar Media Corp., 3.63%, 01/15/31 ...... 3,635 3,199,182
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(c)
..................... 28,864 26,116,134
Midcontinent Communications, 8.00%,
08/15/32
(c)
..................... 28,318 29,086,231
Neptune Bidco US, Inc., 9.29%, 04/15/29
(c)
.. 49,637 46,168,547
Outfront Media Capital LLC
(c)
4.25% , 01/15/29 .................. 22,417 20,845,198
4.63% , 03/15/30 .................. 11,275 10,418,755
7.38% , 02/15/31 .................. 16,581 17,331,137
Radiate Holdco LLC, 4.50%, 09/15/26
(c)
.... 8,933 7,798,347
SES SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 3.19%),
2.88%
(i)
...................... EUR 695 675,443
(5-Year EURIBOR ICE Swap Rate + 3.59%),
6.00% , 09/12/54 ................ 1,665 1,570,118
Sirius XM Radio LLC
(c)
3.13% , 09/01/26 .................. USD 20,897 20,072,749
5.00% , 08/01/27 .................. 50,126 48,748,893
4.00% , 07/15/28 .................. 10,187 9,385,861
Stagwell Global LLC, 5.63%, 08/15/29
(c)
.... 3,605 3,432,300
Summer BidCo BV, 10.00%, (10.00% Cash or
10.75% PIK), 02/15/29
(b) (h)
........... EUR 571 594,823
Sunrise FinCo. I BV, 4.88%, 07/15/31
(c)
..... USD 19,229 17,441,857
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (b) (h)
.......... EUR 4,499 3,726,406
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(c)
................ USD 7,200 6,992,784
Univision Communications, Inc.
(c)
6.63% , 06/01/27 .................. 31,586 31,458,778
8.00% , 08/15/28 .................. 42,621 43,393,335
8.50% , 07/31/31 .................. 35,591 34,896,959
Virgin Media O2 Vendor Financing Notes V
DAC, 7.88%, 03/15/32
(b)
............ GBP 2,414 3,018,989
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................ 1,185 1,382,772
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(c)
................ USD 19,420 18,307,881
VZ Secured Financing BV, 3.50%, 01/15/32
(b)
. EUR 1,737 1,664,855
VZ Vendor Financing II BV, 2.88%, 01/15/29
(b)
270 256,078
Ziggo Bond Co. BV
5.13% , 02/28/30
(c)
................. USD 3,386 3,050,811
6.13% , 11/15/32
(b)
................. EUR 2,009 2,091,428
Ziggo BV
2.88% , 01/15/30
(b)
................. 1,250 1,212,268
4.88% , 01/15/30
(c)
................. USD 2,105 1,934,167
1,348,521,752
Metals & Mining — 2.3%
Aris Mining Corp., 8.00%, 10/31/29
(c)
...... 4,849 4,789,891
Arsenal AIC Parent LLC
(c)
8.00% , 10/01/30 .................. 8,910 9,220,040
11.50% , 10/01/31 ................. 69,058 77,260,779
ATI, Inc.
5.88% , 12/01/27 .................. 6,041 5,987,236
4.88% , 10/01/29 .................. 7,847 7,474,524
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
7.25% , 08/15/30 .................. USD 23,800 $ 24,473,635
5.13% , 10/01/31 .................. 17,354 16,316,656
Big River Steel LLC, 6.63%, 01/31/29
(c)
.... 64,931 64,864,335
Carpenter Technology Corp., 7.63%, 03/15/30 22,590 23,134,961
Cleveland-Cliffs, Inc.
(c)
6.88% , 11/01/29 .................. 14,711 14,553,598
7.38% , 05/01/33 .................. 11,783 11,573,287
Constellium SE
5.63% , 06/15/28
(c)
................. 21,765 21,284,250
3.75% , 04/15/29
(c)
................. 39,739 35,969,739
5.38% , 08/15/32
(b)
................. EUR 1,878 1,974,720
6.38% , 08/15/32
(c)
................. USD 25,392 24,576,668
ERO Copper Corp., 6.50%, 02/15/30
(c)
..... 20,376 19,637,370
First Quantum Minerals Ltd., 9.38%, 03/01/29
(c)
47,441 50,198,745
Kaiser Aluminum Corp.
(c)
4.63% , 03/01/28 .................. 11,773 11,068,849
4.50% , 06/01/31 .................. 50,954 44,916,006
Mineral Resources Ltd., 9.25%, 10/01/28
(c)
.. 1,710 1,794,081
Novelis Corp.
(c)
3.25% , 11/15/26 .................. 53,540 50,997,140
4.75% , 01/30/30 .................. 30,798 28,295,662
3.88% , 08/15/31 .................. 28,489 24,528,835
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
EUR 13,100 13,023,050
587,914,057
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
(c)
Blackstone Mortgage Trust, Inc., 7.75%,
12/01/29 ...................... USD 6,948 7,142,634
Ladder Capital Finance Holdings LLLP
4.75% , 06/15/29 .................. 143 134,838
7.00% , 07/15/31 .................. 14,905 15,272,740
Starwood Property Trust, Inc.
7.25% , 04/01/29 .................. 8,509 8,728,566
6.00% , 04/15/30 .................. 5,849 5,740,947
6.50% , 07/01/30 .................. 11,595 11,609,547
48,629,272
Multi-Utilities — 0.1%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b) (i)
................ EUR 2,050 2,193,852
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ..... USD 8,921 9,113,139
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(b)
..................... GBP 1,447 1,836,498
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............ USD 4,585 4,661,404
17,804,893
Oil, Gas & Consumable Fuels — 7.4%
Aethon United BR LP, 7.50%, 10/01/29
(c)
.... 24,986 25,552,387
Antero Midstream Partners LP
(c)
5.38% , 06/15/29 .................. 5,582 5,435,884
6.63% , 02/01/32 .................. 14,601 14,707,339
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(c)
................. 10,223 12,358,432
9.00% , 11/01/27
(b)
................. 215 259,910
8.25% , 12/31/28
(c)
................. 8,936 9,122,136
5.88% , 06/30/29
(c)
................. 1,651 1,607,860
Baytex Energy Corp., 8.50%, 04/30/30
(c)
.... 2,334 2,384,687
Blue Racer Midstream LLC
(c)
7.00% , 07/15/29 .................. 15,790 16,127,080
7.25% , 07/15/32 .................. 11,101 11,404,437
Buckeye Partners LP
4.13% , 03/01/25
(c)
................. 242 241,352

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
6.88% , 07/01/29
(c)
................. USD 6,012 $ 6,084,835
5.85% , 11/15/43 .................. 4,622 4,003,357
5.60% , 10/15/44 .................. 5,428 4,448,893
CITGO Petroleum Corp.
(c)
7.00% , 06/15/25 .................. 12,750 12,763,145
8.38% , 01/15/29 .................. 33,613 34,630,998
Civitas Resources, Inc.
(c)
8.38% , 07/01/28 .................. 8,693 9,028,276
8.63% , 11/01/30 .................. 11,103 11,627,568
8.75% , 07/01/31 .................. 32,315 33,689,471
CNX Midstream Partners LP, 4.75%, 04/15/30
(c)
6,060 5,526,444
Comstock Resources, Inc.
(c)
6.75% , 03/01/29 .................. 28,908 28,155,048
5.88% , 01/15/30 .................. 38,921 36,298,492
CQP Holdco LP, 5.50%, 06/15/31
(c)
....... 58,763 56,126,174
Crescent Energy Finance LLC
(c)
7.63% , 04/01/32 .................. 39,688 39,483,776
7.38% , 01/15/33 .................. 41,901 40,691,683
DT Midstream, Inc.
(c)
4.13% , 06/15/29 .................. 10,255 9,576,920
4.38% , 06/15/31 .................. 11,138 10,162,548
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ..................... 11,655 11,980,559
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ..................... 14,702 15,266,601
Encino Acquisition Partners Holdings LLC,
8.75%, 05/01/31
(c)
................ 14,654 15,459,926
Energy Transfer LP
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ..................... 27,802 29,135,050
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ..................... 20,407 20,676,332
EQM Midstream Partners LP
(c)
6.38% , 04/01/29 .................. 20,041 20,108,432
7.50% , 06/01/30 .................. 4,802 5,108,281
4.75% , 01/15/31 .................. 7,271 6,837,864
Genesis Energy LP
8.00% , 01/15/27 .................. 318 323,533
7.75% , 02/01/28 .................. 7,932 7,941,479
8.25% , 01/15/29 .................. 21,112 21,320,586
8.88% , 04/15/30 .................. 7,132 7,256,813
7.88% , 05/15/32 .................. 34,507 33,793,844
8.00% , 05/15/33 .................. 26,165 25,605,900
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(c)
..................... 11,920 12,003,097
Harvest Midstream I LP, 7.50%, 05/15/32
(c)
.. 7,241 7,372,984
Hess Midstream Operations LP, 6.50%,
06/01/29
(c)
..................... 15,805 15,961,264
Hilcorp Energy I LP
(c)
6.25% , 11/01/28 .................. 6,691 6,479,594
5.75% , 02/01/29 .................. 13,963 13,321,382
6.00% , 04/15/30 .................. 1,223 1,149,375
8.38% , 11/01/33 .................. 31,325 31,976,330
6.88% , 05/15/34 .................. 20,686 19,281,185
7.25% , 02/15/35 .................. 9,246 8,692,400
Howard Midstream Energy Partners LLC
(c)
8.88% , 07/15/28 .................. 10,758 11,298,654
7.38% , 07/15/32 .................. 15,851 16,102,589
ITT Holdings LLC, 6.50%, 08/01/29
(c)
...... 23,932 21,908,273
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Kinetik Holdings LP
(c)
6.63% , 12/15/28 .................. USD 1,551 $ 1,586,687
5.88% , 06/15/30 .................. 496 488,215
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(c)
..................... 10,088 9,986,815
Matador Resources Co.
(c)
6.88% , 04/15/28 .................. 10,259 10,400,892
6.50% , 04/15/32 .................. 13,594 13,440,078
Moss Creek Resources Holdings, Inc., 8.25%,
09/01/31
(c)
..................... 6,117 5,981,400
Murphy Oil Corp., 5.88%, 12/01/42
(k)
...... 1,714 1,479,110
NFE Financing LLC, 12.00%, 11/15/29
(c)
.... 26,201 27,524,687
NGL Energy Operating LLC
(c)
8.13% , 02/15/29 .................. 32,040 32,461,178
8.38% , 02/15/32 .................. 76,003 76,584,955
Northern Oil & Gas, Inc.
(c)
8.13% , 03/01/28 .................. 54,826 55,666,247
8.75% , 06/15/31 .................. 9,259 9,557,164
Northriver Midstream Finance LP, 6.75%,
07/15/32
(c)
..................... 10,624 10,687,012
Parkland Corp., 6.63%, 08/15/32
(c)
....... 15,598 15,435,797
PBF Holding Co. LLC, 7.88%, 09/15/30
(c)
... 9,325 9,150,578
Permian Resources Operating LLC
(c)
8.00% , 04/15/27 .................. 9,732 9,937,671
5.88% , 07/01/29 .................. 20,758 20,367,690
7.00% , 01/15/32 .................. 17,711 17,978,606
6.25% , 02/01/33 .................. 30,937 30,536,671
Prairie Acquiror LP, 9.00%, 08/01/29
(c)
..... 11,743 12,098,026
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(c)
..................... 239 226,913
Sitio Royalties Operating Partnership LP,
7.88%, 11/01/28
(c)
................ 24,837 25,534,324
SM Energy Co.
6.50% , 07/15/28 .................. 1,835 1,823,497
7.00% , 08/01/32
(c)
................. 8,329 8,212,000
South Bow Canadian Infrastructure Holdings
Ltd., (5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 3.95%), 7.63%,
03/01/55
(a) (c)
.................... 7,740 7,935,574
Summit Midstream Holdings LLC, 8.63%,
10/31/29
(c)
..................... 8,921 9,252,326
Tallgrass Energy Partners LP
(c)
5.50% , 01/15/28 .................. 7,099 6,827,324
7.38% , 02/15/29 .................. 38,079 38,199,538
6.00% , 12/31/30 .................. 849 803,892
6.00% , 09/01/31 .................. 6,147 5,801,746
Talos Production, Inc.
(c)
9.00% , 02/01/29 .................. 4,749 4,872,293
9.38% , 02/01/31 .................. 9,596 9,782,024
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(c)
..................... 15,243 14,233,421
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
..... EUR 1,244 1,422,122
Venture Global Calcasieu Pass LLC, 3.88%,
08/15/29
(c)
..................... USD 6,834 6,278,518
Venture Global LNG, Inc.
(c)
9.50% , 02/01/29 .................. 123,461 136,457,241
(5-Year US Treasury Yield Curve Rate
T Note Constant Maturity + 5.44%),
9.00%
(a) (i)
..................... 230,129 240,609,995
8.38% , 06/01/31 .................. 46,438 48,431,424
9.88% , 02/01/32 .................. 71,806 78,791,243
Vermilion Energy, Inc., 6.88%, 05/01/30
(c)
... 7,400 7,342,532
Vital Energy, Inc.
9.75% , 10/15/30 .................. 14,886 15,694,657

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.88% , 04/15/32
(c)
................. USD 42,074 $ 40,483,434
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(c)
..................... 12,793 12,309,739
1,920,536,715
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy
3.63% , 02/04/28
(b)
................. EUR 1,145 1,168,329
4.88% , 02/04/28
(c)
................. USD 2,177 2,068,150
Fedrigoni SpA, 6.13%, 06/15/31
(b)
........ EUR 2,593 2,699,657
Magnera Corp., 7.25%, 11/15/31
(c)
....... USD 9,075 8,859,469
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(b)
..................... EUR 922 992,587
15,788,192
Passenger Airlines — 0.3%
(c)
American Airlines, Inc., 8.50%, 05/15/29 .... USD 28,048 29,448,532
OneSky Flight LLC, 8.88%, 12/15/29 ...... 19,138 19,151,397
United Airlines, Inc., 4.63%, 04/15/29 ...... 23,555 22,395,771
70,995,700
Personal Care Products — 0.1%
Perrigo Finance Unlimited Co., Series USD,
6.13%, 09/30/32 ................. 20,666 20,207,849
Prestige Brands, Inc., 3.75%, 04/01/31
(c)
.... 3,457 3,035,251
23,243,100
Pharmaceuticals — 1.2%
1375209 BC Ltd., 9.00%, 01/30/28
(c)
...... 15,861 15,848,346
Bausch Health Cos., Inc.
(c)
6.13% , 02/01/27 .................. 51,664 46,885,080
5.75% , 08/15/27 .................. 5,766 5,016,420
11.00% , 09/30/28 ................. 64,126 60,919,700
Bayer AG
(a)(b)
(5-Year EUR Swap Annual + 3.75%), 4.50% ,
03/25/82 ..................... EUR 2,700 2,769,610
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 .......... 3,600 3,862,710
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ..................... 1,800 1,963,908
Cheplapharm Arzneimittel GmbH, 7.50%,
05/15/30
(b)
..................... 4,166 4,250,621
Endo Finance Holdings, Inc., 8.50%, 04/15/31
(c)
USD 26,172 27,730,098
Gruenenthal GmbH
(b)
6.75% , 05/15/30 .................. EUR 1,420 1,573,470
4.63% , 11/15/31 .................. 2,414 2,528,073
Jazz Securities DAC, 4.38%, 01/15/29
(c)
.... USD 5,381 5,073,599
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 .................. EUR 4,078 4,448,142
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
6.89% , 10/23/30
(a)
............... 1,515 1,583,044
Organon & Co.
(c)
4.13% , 04/30/28 .................. USD 11,755 11,043,643
6.75% , 05/15/34 .................. 4,400 4,366,887
7.88% , 05/15/34 .................. 7,326 7,489,806
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
6.56% , 12/31/29
(a)
............... EUR 2,868 3,005,131
6.75% , 12/31/29 .................. 1,997 2,187,536
Teva Pharmaceutical Finance Netherlands II BV
3.75% , 05/09/27 .................. 551 573,813
7.38% , 09/15/29 .................. 2,834 3,372,269
4.38% , 05/09/30 .................. 1,652 1,747,622
7.88% , 09/15/31 .................. 748 939,464
Teva Pharmaceutical Finance Netherlands III
BV
3.15% , 10/01/26 .................. USD 39,834 38,178,101
4.75% , 05/09/27 .................. 7,159 6,980,454
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
6.75% , 03/01/28 .................. USD 10,800 $ 10,987,056
7.88% , 09/15/29 .................. 8,641 9,312,924
8.13% , 09/15/31 .................. 10,330 11,511,029
296,148,556
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(c)
.. 20,882 21,040,031
CoreLogic, Inc., 4.50%, 05/01/28
(c)
....... 64,383 59,909,470
Dun & Bradstreet Corp. (The), 5.00%,
12/15/29
(c)
..................... 26,775 25,497,538
KBR, Inc., 4.75%, 09/30/28
(c)
........... 19,277 18,483,173
La Financiere Atalian, 8.50%, (8.50% Cash or
5.00% PIK), 06/30/28
(b) (h)
............ EUR 1,878 899,415
Science Applications International Corp., 4.88%,
04/01/28
(c)
..................... USD 4,774 4,593,728
130,423,355
Real Estate Management & Development — 0.4%
ADLER Financing SARL
(h)
Series 1L , 12.50% , ( 12.50 % Cash or 12.50%
PIK), 12/31/28 ................. EUR 2,501 2,673,958
Series 1.5L , 14.00% , ( 14.00 % Cash or
14.00 % PIK), 12/31/29
(b)
........... 913 1,009,739
ADLER Real Estate GmbH, 3.00%, 04/27/26
(b)
1,100 1,088,246
Anywhere Real Estate Group LLC, 7.00%,
04/15/30
(c)
..................... USD 30,732 27,263,764
Aroundtown Finance SARL
(a)(b)(i)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% .... GBP 2,736 3,312,167
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ....................... EUR 1,363 1,382,302
Aroundtown SA
(b)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a) (i)
..................... 200 187,992
0.00% , 07/16/26 .................. 500 494,015
0.38% , 04/15/27 .................. 1,000 965,495
BRANICKS Group AG, 2.25%, 09/22/26
(b)
... 1,100 691,637
Citycon Treasury BV
(b)
Series EURO , 2.38% , 01/15/27 ........ 855 851,236
1.63% , 03/12/28 .................. 1,360 1,283,539
5.00% , 03/11/30 .................. 375 390,602
Cushman & Wakefield US Borrower LLC
(c)
6.75% , 05/15/28 .................. USD 17,203 17,218,627
8.88% , 09/01/31 .................. 21,760 23,426,420
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b)
................ EUR 990 933,966
Heimstaden Bostad AB
(b)
1.13% , 01/21/26 .................. 300 303,337
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (i)
..................... 5,725 5,492,145
Heimstaden Bostad Treasury BV
(b)
0.63% , 07/24/25 .................. 305 310,842
1.38% , 03/03/27 .................. 250 247,596
1.00% , 04/13/28 .................. 574 542,509
Howard Hughes Corp. (The)
(c)
4.13% , 02/01/29 .................. USD 6,258 5,782,677
4.38% , 02/01/31 .................. 11,065 9,962,313
Vivion Investments SARL, 8.00%, (8.00% Cash
or 8.00% PIK), 08/31/28
(b) (h)
.......... EUR 3,166 3,131,896
108,947,020
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(c)
..................... USD 5,357 5,080,164
Semiconductors & Semiconductor Equipment — 0.4%
ams-OSRAM AG
(b)
0.00% , 03/05/25
(j) (l)
................ EUR 600 605,779

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
2.13% , 11/03/27
(j)
................. EUR 300 $ 238,660
10.50% , 03/30/29 ................. 1,010 1,030,704
Entegris, Inc., 4.75%, 04/15/29
(c)
........ USD 32,266 30,894,939
Foundry JV Holdco LLC
(c)
6.25% , 01/25/35 .................. 11,208 11,281,599
6.40% , 01/25/38 .................. 6,605 6,673,751
MKS Instruments, Inc., 1.25%, 06/01/30
(c) (j)
.. 30,944 29,953,792
ON Semiconductor Corp., 0.50%, 03/01/29
(j)
. 13,467 12,679,181
93,358,405
Software — 4.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(c)
. 203,735 193,618,752
Camelot Finance SA, 4.50%, 11/01/26
(c)
.... 6,656 6,467,973
Capstone Borrower, Inc., 8.00%, 06/15/30
(c)
.. 47,058 48,710,206
Cedacri Mergeco SpA
(a)(b)
(3-mo. EURIBOR at 4.63% Floor + 4.63%),
7.65% , 05/15/28 ................ EUR 2,277 2,361,607
(3-mo. EURIBOR at 0.00% Floor + 5.50%),
8.52% , 05/15/28 ................ 1,351 1,407,130
Central Parent LLC, 8.00%, 06/15/29
(c)
..... USD 23,596 23,936,136
Central Parent, Inc., 7.25%, 06/15/29
(c)
..... 37,794 37,347,623
Clarivate Science Holdings Corp.
(c)
3.88% , 07/01/28 .................. 72,485 67,523,550
4.88% , 07/01/29 .................. 48,494 45,206,655
Cloud Software Group, Inc.
(c)
6.50% , 03/31/29 .................. 140,650 138,054,012
9.00% , 09/30/29 .................. 163,075 165,569,026
8.25% , 06/30/32 .................. 124,705 128,514,804
Elastic NV, 4.13%, 07/15/29
(c)
.......... 15,149 14,044,128
Ellucian Holdings, Inc., 6.50%, 12/01/29
(c)
... 34,346 34,360,563
Fair Isaac Corp., 4.00%, 06/15/28
(c)
....... 15,568 14,690,450
Helios Software Holdings, Inc.
4.63% , 05/01/28
(c)
................. 208 190,902
7.88% , 05/01/29
(b)
................. EUR 3,378 3,590,953
8.75% , 05/01/29
(c)
................. USD 9,366 9,575,461
McAfee Corp., 7.38%, 02/15/30
(c)
........ 42,459 41,237,304
Nutanix, Inc., 0.50%, 12/15/29
(c) (j)
........ 6,717 6,639,755
SS&C Technologies, Inc.
(c)
5.50% , 09/30/27 .................. 26,199 25,947,794
6.50% , 06/01/32 .................. 48,954 49,381,515
TeamSystem SpA, (3-mo. EURIBOR at 0.00%
Floor + 3.50%), 6.68%, 07/31/31
(a) (b)
..... EUR 1,763 1,835,335
UKG, Inc., 6.88%, 02/01/31
(c)
........... USD 179,744 182,356,126
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(c)
21,100 19,175,161
1,261,742,921
Specialized REITs — 0.4%
Iron Mountain, Inc.
(c)
7.00% , 02/15/29 .................. 32,453 33,159,400
5.25% , 07/15/30 .................. 1,477 1,409,884
5.63% , 07/15/32 .................. 2,216 2,116,866
6.25% , 01/15/33 .................. 33,745 33,610,236
SBA Communications Corp., 3.13%, 02/01/29 35,017 31,607,582
101,903,968
Specialty Retail — 1.6%
Afflelou SAS, 6.00%, 07/25/29
(b)
......... EUR 2,431 2,625,022
Asbury Automotive Group, Inc.
4.75% , 03/01/30 .................. USD 412 385,321
5.00% , 02/15/32
(c)
................. 1,280 1,167,635
Bubbles Bidco SpA
(b)
6.50% , 09/30/31 .................. EUR 2,046 2,129,967
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.93% , 09/30/31
(a)
............... 2,001 2,068,596
Carvana Co.
(c)(h)
11.00% , ( 11.00 % Cash or 13.00 % PIK),
06/01/30 ..................... USD 51,458 53,915,179
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
14.00% , ( 14.00 % Cash or 14.00 % PIK),
06/01/31 ..................... USD 79,252 $ 90,736,251
CD&R Firefly Bidco plc
(b)
8.63% , 04/30/29 .................. GBP 2,176 2,839,910
Series JAN , 8.63% , 04/30/29 .......... 1,871 2,441,853
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(c)
USD 12,226 12,686,257
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 7.30%, 07/15/31
(a) (b)
..... EUR 2,515 2,623,659
eG Global Finance plc, 12.00%, 11/30/28
(c)
.. USD 25,261 28,249,251
Fressnapf Holding SE, 5.25%, 10/31/31
(b)
... EUR 2,206 2,353,638
Global Auto Holdings Ltd., 11.50%, 08/15/29
(c)
USD 8,514 8,664,342
Goldstory SAS
(b)
6.75% , 02/01/30 .................. EUR 2,333 2,522,588
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
7.06% , 02/01/30
(a)
............... 723 754,142
Group 1 Automotive, Inc., 6.38%, 01/15/30
(c)
. USD 8,516 8,533,012
GYP Holdings III Corp., 4.63%, 05/01/29
(c)
... 26,411 24,909,710
LCM Investments Holdings II LLC
(c)
4.88% , 05/01/29 .................. 11,838 11,053,767
8.25% , 08/01/31 .................. 24,875 25,804,450
PetSmart, Inc., 7.75%, 02/15/29
(c)
........ 16,916 16,352,033
Staples, Inc., 10.75%, 09/01/29
(c)
........ 17,011 16,735,180
White Cap Buyer LLC, 6.88%, 10/15/28
(c)
... 97,844 96,760,710
416,312,473
Technology Hardware, Storage & Peripherals — 0.2%
(c)
Diebold Nixdorf, Inc., 7.75%, 03/31/30 ..... 11,042 11,335,191
Seagate HDD Cayman
8.25% , 12/15/29 .................. 10,658 11,356,021
8.50% , 07/15/31 .................. 18,928 20,240,826
42,932,038
Textiles, Apparel & Luxury Goods — 0.1%
Crocs, Inc.
(c)
4.25% , 03/15/29 .................. 2,513 2,323,029
4.13% , 08/15/31 .................. 3,874 3,370,445
European TopSoho SARL, Series SMCP,
4.00%, 09/21/21
(b) (d) (e) (f) (j)
............ EUR 2,700 769,119
Hanesbrands, Inc.
(c)
4.88% , 05/15/26 .................. USD 8,586 8,452,691
9.00% , 02/15/31 .................. 962 1,025,377
Kontoor Brands, Inc., 4.13%, 11/15/29
(c)
.... 2,594 2,388,522
Levi Strauss & Co., 3.50%, 03/01/31
(c)
..... 14,589 12,759,620
PrestigeBidCo GmbH, (3-mo. EURIBOR at
0.00% Floor + 3.75%), 6.93%, 07/01/29
(a) (b)
. EUR 1,118 1,175,451
S&S Holdings LLC, 8.38%, 10/01/31
(c)
..... USD 5,261 5,298,200
37,562,454
Trading Companies & Distributors — 1.1%
(c)
Beacon Roofing Supply, Inc., 6.50%, 08/01/30 7,350 7,456,931
Fortress Transportation & Infrastructure
Investors LLC
5.50% , 05/01/28 .................. 40,199 39,316,407
7.88% , 12/01/30 .................. 47,197 49,675,643
7.00% , 05/01/31 .................. 67,834 69,200,380
7.00% , 06/15/32 .................. 42,693 43,534,488
5.88% , 04/15/33 .................. 31,655 30,547,798
H&E Equipment Services, Inc., 3.88%, 12/15/28 1,225 1,119,573
Herc Holdings, Inc., 6.63%, 06/15/29 ...... 12,639 12,799,128
Imola Merger Corp., 4.75%, 05/15/29 ...... 12,837 12,173,205
United Rentals North America, Inc., 6.13%,
03/15/34 ...................... 10,901 10,815,741
WESCO Distribution, Inc., 6.63%, 03/15/32 .. 9,233 9,384,181
286,023,475
Transportation Infrastructure — 0.0%
Abertis Infraestructuras Finance BV
(a)(b)(i)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 100 102,884

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Transportation Infrastructure (continued)
(5-Year EUR Swap Annual + 3.69%), 3.25% EUR 600 $ 617,303
720,187
Wireless Telecommunication Services — 0.4%
Connect Finco SARL, 9.00%, 09/15/29
(c)
.... USD 27,197 24,771,146
Eutelsat SA
(b)
2.25% , 07/13/27 .................. EUR 2,000 1,740,228
1.50% , 10/13/28 .................. 2,300 1,768,973
Odido Group Holding BV, 5.50%, 01/15/30
(b)
. 1,782 1,832,041
SoftBank Group Corp.
(b)
4.50% , 04/20/25 .................. 1,755 1,817,917
3.13% , 09/19/25 .................. 1,548 1,591,320
2.88% , 01/06/27 .................. 244 248,741
5.00% , 04/15/28 .................. 389 413,170
5.38% , 01/08/29 .................. 2,198 2,360,523
3.38% , 07/06/29 .................. 442 442,197
4.00% , 09/19/29 .................. 1,814 1,861,886
3.88% , 07/06/32 .................. 2,205 2,170,267
5.75% , 07/08/32 .................. 3,658 3,982,575
Telefonica Europe BV
(a)(b)(i)
(6-Year EUR Swap Annual + 4.32%), 7.13% 1,900 2,168,174
(7-Year EUR Swap Annual + 3.35%), 6.14% 4,600 5,144,077
(EUAMDB08 + 3.62%), 6.75% ........ 400 464,579
(EUAMDB08 + 3.12%), 5.75% ........ 3,400 3,768,366
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
................. GBP 2,463 2,744,252
4.25% , 01/31/31
(c)
................. USD 235 200,548
4.50% , 07/15/31
(b)
................. GBP 3,225 3,441,864
4.75% , 07/15/31
(c)
................. USD 10,154 8,729,171
5.63% , 04/15/32
(b)
................. EUR 1,326 1,399,371
7.75% , 04/15/32
(c)
................. USD 8,940 9,010,331
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%), 4.20% ,
10/03/78
(b)
.................... EUR 1,200 1,266,327
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(b)
.................... GBP 2,583 3,211,345
(5-Year EUR Swap Annual + 3.00%), 2.63% ,
08/27/80
(b)
.................... EUR 1,400 1,431,690
Series 60NC10 , (5-Year EUR Swap Annual +
3.48%), 3.00% , 08/27/80
(b)
......... 1,300 1,270,850
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81 ..................... USD 1,556 1,377,352
(5-Year EUR Swap Annual + 3.49%), 6.50% ,
08/30/84
(b)
.................... EUR 600 683,040
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(b)
.................... GBP 2,219 3,009,940
Zegona Finance plc, 6.75%, 07/15/29
(b)
.... EUR 4,293 4,731,951
99,054,212
Total Corporate Bonds — 81 .0%
(Cost: $ 20,719,093,840 ) ............................ 20,896,656,706
Fixed Rate Loan Interests
Construction & Engineering — 0.1%
K. Hovnanian Enterprises, Inc., 1st Lien Term
Loan , 01/31/28
(f) (m)
................. USD 23,135 23,366,350
Health Care Technology — 0.6%
Cotiviti Corp., 1st Lien Term Loan ,
7.63%
,
05/01/31 .................. 164,462 165,387,921
Media — 0.3%
Clear Channel International BV, 1st Lien Term
Loan , 7.50%
,
08/12/27
(f)
............. 68,619 67,417,800
Security
Par (000)
Par (000) Value
Software — 0.5%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
11/03/31
(f)
................. USD 123,233 $ 123,233,000
Total Fixed Rate Loan Interests — 1 .5%
(Cost: $ 378,120,784 ) .............................. 379,405,071
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp.
(3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 9.03% , 05/25/28 .......... 13,697 9,149,703
Azorra SOAR Finance Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.86%
,
10/18/29 ............ 7,147 7,191,757
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 13,954 14,006,046
Dynasty Acquisition Co., Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.61%
,
10/31/31 ....... 5,307 5,327,343
GOAT Holdco LLC, 1st Lien Term Loan B ,
12/10/31
(m)
...................... 12,932 12,925,534
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.40%
,
11/21/31 ............. 20,972 20,932,526
69,532,909
Air Freight & Logistics — 0.0%
Clue Opco LLC, 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.75% Floor + 4.50%),
9.09%
,
12/19/30
(a)
................. 11,397 11,429,132
Automobile Components — 0.1%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.27%
,
02/06/29 ............ 21,812 20,605,373
Gates Global LLC, 1st Lien Term Loan B5 ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 6.11%
,
06/04/31 ............. 8 8,242
20,613,615
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.11%
,
03/15/30
(a)
........... 35,809 35,824,516
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.71%
,
11/03/28 .................. 4,827 4,849,712
Cornerstone Building Brands, Inc., 1st Lien
Term Loan C , (1-mo. CME Term SOFR at
0.50% Floor + 4.50%), 8.90%
,
05/15/31 .. 4,726 4,539,938
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.58%
,
08/05/31 .................. 19,686 19,707,907
29,097,557

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 0.0%
(a)
Azalea Topco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.61%
,
04/30/31 .................. USD 4,058 $ 4,065,459
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.00%), 7.36%
,
06/25/31 ....... 766 767,024
4,832,483
Chemicals — 0.2%
(a)
Aruba Investments Holdings LLC, 2nd Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 7.75%), 12.42%
,
11/24/28 .. 5,230 5,097,053
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.38%), 8.95%
,
10/04/29 ............ 35,298 35,456,807
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.63%
,
07/03/28 ............ 10,248 10,032,525
Momentive Performance Materials, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.36%
,
03/29/28 .. 6,769 6,836,363
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 3.50%), 8.19%
,
12/31/26 . 2,496 2,130,634
59,553,382
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 3.75%), 8.21%
,
05/12/28 ....... 26,018 26,080,791
ArchKey Holdings, Inc., 1st Lien Term Loan ,
10/10/31
(m)
...................... 4,764 4,788,828
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.46%
,
10/30/28 .................. 4,831 4,661,783
Tidal Waste & Recycling Holdings LLC, 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 3.50%), 7.83%
,
10/03/31 .. 9,546 9,599,744
45,131,146
Construction & Engineering — 0.2%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 9.07%
,
08/01/30 ....... 53,485 51,895,794
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.84%
,
11/03/31 ............. 10,412 10,444,590
62,340,384
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st
Lien Term Loan C , 10/19/29
(a) (m)
........ 29,153 29,177,000
Diversified Consumer Services — 0.3%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
12/11/28
(m)
...................... 7,809 7,842,986
Ascend Learning LLC, 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.75%), 10.21%
,
12/10/29 ............ 8,164 8,082,360
Preferred SPV Borrower, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 5.00%),
9.17%
,
06/30/31
(f)
................. 598 599,816
URSA Minor US Bidco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.60%
,
03/26/31 ............ 9,160 9,226,598
Security
Par (000)
Par (000) Value
Diversified Consumer Services (continued)
Veritas Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 12.50%),
16.93%
,
06/30/31
(f)
................ USD 1,342 $ 1,335,574
Wand NewCo 3, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.85%
,
01/30/31 ............ 45,499 45,638,912
72,726,246
Diversified Telecommunication Services — 0.4%
(a)
Frontier Communications Holdings LLC, 1st
Lien Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 3.50%), 8.76%
,
07/01/31 .. 4,705 4,756,165
Level 3 Financing, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/16/29 ............ 3,687 3,754,769
Level 3 Financing, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 2.00% Floor +
6.56%), 10.92%
,
04/15/30 ............ 3,715 3,781,389
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.36%
,
06/01/28 ............ 3,165 3,164,955
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor
+ 2.35%), 6.82%
,
04/16/29 ........... 13,638 12,793,435
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(m)
................... 10,047 9,337,076
Radiate Holdco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.72%
,
09/25/26 ............ 5,746 5,010,898
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , 01/31/29
(m)
................ 4,260 4,232,054
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/09/27
(m)
...................... 63,776 59,604,036
106,434,777
Entertainment — 0.1%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.47%
,
07/22/30 ............ 11,242 11,190,794
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.50%), 7.83%
,
11/13/29 ........... 5,479 5,410,736
UFC Holdings LLC, 1st Lien Term Loan B4 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.77%
,
11/14/31 ............. 9,293 9,333,146
25,934,676
Financial Services — 0.3%
(a)
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.36%
,
05/19/31 .................. 11,344 11,312,049
CPI Holdco B LLC, 1st Lien Term Loan B ,
05/19/31
(m)
...................... 10,455 10,441,931
Deerfield Holdings Corp., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
6.75%), 11.62%
,
04/07/28 ............ 13,763 13,091,768
Neon Maple US Debt Mergersub, Inc., 1st Lien
Term Loan B1 , (1-mo. CME Term SOFR at
0.00% Floor + 3.00%), 7.44%
,
11/17/31 ... 22,493 22,514,143
Sotera Health Holdings LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.84%
,
05/30/31 ....... 11,821 11,828,820

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Financial Services (continued)
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.08%
,
10/16/31
(f)
............ USD 7,699 $ 7,737,495
76,926,206
Ground Transportation — 0.1%
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.08%
,
04/10/31
(a)
........... 14,198 14,155,893
Health Care Equipment & Supplies — 0.2%
(a)
Bausch & Lomb, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.69%
,
05/10/27 ............ 32,848 32,941,771
Bausch + Lomb Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.33%
,
09/29/28 ............ 12,104 12,149,177
45,090,948
Health Care Providers & Services — 0.3%
(a)
LifePoint Health, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.96%
,
05/19/31 ............ 9,728 9,739,758
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.41%
,
05/19/31 ............ 19,035 19,088,056
Medline Borrower LP, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.61%
,
10/23/28 ............ 16,966 17,012,026
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
8.25%), 13.03%
,
04/29/25 ............ 14,488 11,373,423
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
10/24/31 ....... 18,746 18,776,187
75,989,450
Health Care Technology — 0.5%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
02/15/29 ............ 80,653 80,738,800
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.43%
,
10/01/27 ............ 28,818 27,849,418
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.85%
,
06/02/28 .................. 12,777 12,790,203
121,378,421
Hotels, Restaurants & Leisure — 0.2%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 ,
09/20/30
(m)
...................... 9,384 9,327,640
Entain plc, Facility 1st Lien Term Loan B3 ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.08%
,
10/31/29 ............ 5,686 5,697,484
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.09%
,
11/01/29 ....... 9,939 9,916,481
Life Time, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
7.03%
,
10/22/31 .................. 17,452 17,499,993
42,441,598
Security
Par (000)
Par (000) Value
Household Durables — 0.2%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.02%
,
02/25/29 ............ USD 10,954 $ 10,926,172
SWF Holdings I Corp. Delayed Draw Loan First
Lien , 10/06/28
(m)
.................. 3,260 3,154,874
SWF Holdings I Corp. Term Loan First Lien ,
10/06/28
(m)
...................... 2,445 2,483,184
SWF Holdings I Corp. Term Loan Second Lien ,
10.81%
,
12/19/31 ................. 23,517 21,047,322
Tempur Sealy International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.50%), 2.50%
,
10/24/31 ............ 11,832 11,850,458
49,462,010
Independent Power and Renewable Electricity Producers — 0.0%
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.02%
,
12/11/31
(a)
........... 3,498 3,506,745
Industrial Conglomerates — 0.2%
(a)
Chromalloy Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.75%),
8.35%
,
03/27/31 .................. 19,125 19,128,510
Cube Industrial Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 8.13%
,
10/09/31 ............ 4,471 4,493,355
EMRLD Borrower LP, 1st Lien Term Loan ,
08/04/31
(m)
...................... 5,960 5,977,466
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.25%), 8.80%
,
10/10/31 .. 15,699 15,630,395
45,229,726
Insurance — 0.3%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.11%
,
09/19/31 ....... 5,320 5,328,650
AssuredPartners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 8.07%
,
02/14/31 ............ 4,329 4,334,554
Truist Insurance Holdings LLC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 7.08%
,
05/06/31 ....... 15,143 15,166,316
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 9.08%
,
05/06/32 ....... 40,737 41,611,433
66,440,953
IT Services — 0.5%
(a)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.58%
,
07/06/29 .................. 14,227 14,014,975
Fortress Intermediate 3, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 7.86%
,
06/27/31 ....... 39,553 39,627,229
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.61%
,
06/17/31 ............ 17,332 17,317,351
Modena Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/01/31 .................. 21,793 21,045,718
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.76%
,
04/11/29 ............. 25,313 22,660,132
Project Alpha Intermediate Holding, Inc., 1st
Lien Term Loan B , 10/28/30
(m)
......... 5,681 5,713,836

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 3.50%), 8.15%
,
07/16/31 ....... USD 3,593 $ 3,613,905
123,993,146
Life Sciences Tools & Services — 0.2%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.33%
,
09/27/30
(a)
................. 42,541 41,509,494
Machinery — 0.3%
(a)
GrafTech International Ltd., 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.17%
,
12/21/29
(f)
........... 6,137 5,845,490
GrafTech International Ltd., Delayed Draw 1st
Lien Term Loan , 0.00%
,
11/13/29
(f)
...... 3,507 3,559,187
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at
0.00% Floor + 4.50%), 8.78%
,
02/15/29 .. 58,394 58,832,154
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
9.12%
,
12/18/28 .................. 7,866 4,924,003
73,160,834
Media — 0.2%
(a)
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 4.00%), 8.47%
,
08/23/28 .. 28,227 28,355,847
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.90%
,
01/18/28 .................. 13,276 12,995,317
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.50%), 7.17%
,
04/15/27 ............ 12,658 11,659,075
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.80%
,
05/23/29 ............ 1,339 1,263,959
Promotora de Informaciones SA, 1st Lien Term
Loan , (3-mo. EURIBOR at 0.00% Floor +
5.22%), 8.44%
,
12/31/26 ............ EUR 307 311,747
Speedster Bidco GmbH, 1st Lien Term Loan B ,
10/17/31
(m)
...................... USD 8,587 8,601,340
63,187,285
Metals & Mining — 0.1%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.86%
,
07/18/31
(a)
................. 23,088 23,001,554
Oil, Gas & Consumable Fuels — 0.0%
(a)
EPIC Crude Services LP, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.66%
,
10/15/31 ............ 7,032 7,087,272
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.96%
,
09/19/29 ....... 3,125 3,135,380
10,222,652
Passenger Airlines — 0.0%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
4.75%), 9.63%
,
04/20/28
(a)
........... 6,227 6,384,708
Security
Par (000)
Par (000) Value
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 5.50%), 9.86%
,
05/04/28 ....... USD 1,638 $ 1,681,317
Bausch Health Cos., Inc., 1st Lien Term Loan ,
02/01/27
(m)
...................... 33,984 33,106,426
Endo Finance Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50%
Floor + 4.00%), 8.36%
,
04/23/31 ....... 27,680 27,845,705
62,633,448
Professional Services — 0.2%
(a)
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.61%
,
09/29/31 ............ 12,629 12,576,799
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 6.50%), 10.97%
,
06/04/29 ...... 15,642 15,172,904
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.97%
,
06/02/28 .................. 12,190 12,019,718
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.34%
,
04/30/29 ............ 9,330 8,257,123
48,026,544
Semiconductors & Semiconductor Equipment — 0.0%
Icon Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.52%
,
11/13/31
(a)
................. 8,750 8,774,588
Software — 1.0%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.58%
,
02/23/32 ............ 9,512 9,774,086
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(m)
...................... 21,778 21,938,838
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 10.34%
,
07/02/32 ............ 13,074 12,867,039
Cloud Software Group, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.31%
,
03/21/31 ............ 44,593 44,687,987
Cloud Software Group, Inc., Facility 1st Lien
Term Loan B , 03/30/29
(m)
............. 5,655 5,667,019
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.43%
,
11/03/31 ............. 15,864 16,022,640
Delta Topco, Inc., 1st Lien Term Loan ,
11/30/29
(m)
...................... 13 12,831
Delta Topco, Inc., 2nd Lien Term Loan , (6-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.95%
,
12/24/30 .................. 3,674 3,721,762
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.36%
,
10/09/29 ............ 5,825 5,858,298
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 9.11%
,
11/15/32 ............. 46,604 47,380,889
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.50% Floor + 3.25%),
7.80%
,
03/01/29 .................. 11,551 11,547,736
MH Sub I LLC, 1st Lien Term Loan
05/03/28
(m)
...................... 19,920 19,916,277
(1-mo. CME Term SOFR + 4.25%),
8.61% , 12/31/31 ................ 13,439 13,309,142

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Project Sky Merger Sub, Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.21% , 10/09/28 .......... USD 6,461 $ 6,434,552
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.46% , 10/10/29 .......... 23,214 22,720,732
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.08%
,
04/24/28 .................. 10,543 10,569,357
Sabre GLBL, Inc., 1st Lien Term Loan B ,
06/30/28
(m)
...................... 418 405,005
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
0.11%), 7.97% , 12/17/27 ........... 1,432 1,388,885
11/15/29
(m)
...................... 6,943 6,890,460
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.97% , 12/17/27 .......... 819 794,384
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.36% , 11/15/29
(f)
......... 1,991 1,941,052
UKG, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.62%
,
02/10/31 .................. 7,819 7,869,056
271,718,027
Specialty Retail — 0.0%
PetSmart LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.21%
,
02/11/28
(a)
................. 11,942 11,882,454
Trading Companies & Distributors — 0.2%
(a)
Air Control Concepts Holdings LP, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.61%
,
07/23/31 ....... 3,092 3,104,802
Air Control Concepts Holdings LP, Delayed
Draw 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.65%
,
07/16/31 .................. 308 309,704
Foundation Building Materials, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at
0.00% Floor + 4.00%), 9.25%
,
01/29/31 .. 27,031 26,567,778
Gulfside Supply, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.33%
,
06/17/31 ............ 3,332 3,342,346
Verde Purchaser LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.83%
,
11/30/30 ............. 8,915 8,935,016
42,259,646
Transportation Infrastructure — 0.0%
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.50%), 7.09% - 7.09%
,
07/01/31
(a)
.... 3,886 3,895,122
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 6.65%), 11.34%
,
05/25/27 ...... 13,050 12,607,414
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.21%
,
09/25/31
(f)
............ 7,902 8,000,775
20,608,189
Total Floating Rate Loan Interests — 7 .4%
(Cost: $ 1,912,284,844 ) ............................ 1,924,507,464
Security
Par (000)
Par (000) Value
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 2.14%), 2.50% ,
02/18/3021 .................... GBP 1,308 $ 1,206,213
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 .............. EUR 550 590,526
1,796,739
France — 0.0%
Electricite de France SA
(a)(b)(i)
(13-Year GBP Swap Semi + 4.23%), 6.00% GBP 3,700 4,614,660
(5-Year EURIBOR ICE Swap Rate + 3.37%),
2.88% ....................... EUR 1,000 1,012,357
(5-Year EUR Swap Annual + 3.20%), 3.00% 400 400,221
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ....................... 600 634,164
(5-Year EUR Swap Annual + 3.97%), 3.38% 4,000 3,863,057
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ....................... 600 642,573
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.78%), 7.38% .... GBP 1,700 2,163,048
13,330,080
Italy — 0.0%
Banca Monte dei Paschi di Siena SpA , (3-mo.
EURIBOR + 3.21%), 6.75%
,
03/02/26
(a) (b)
.. EUR 1,804 1,878,017
Total Foreign Agency Obligations — 0.0%
(Cost: $ 17,738,322 ) ............................... 17,004,836
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(n) (o)
........................ 34,046,846 1,252,583,464
SPDR Blackstone Senior Loan ETF ....... 4,000,000 166,920,000
Total Investment Companies — 5 .5%
(Cost: $ 1,407,192,324 ) ............................ 1,419,503,464
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(d)(e)
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... USD 14,530 10,171
Lehman Brothers Holdings Capital Trust Escrow
Bonds ......................... 2,520 1,764
Lehman Brothers Holdings, Inc. .......... 5,675 3,972
15,907
Independent Power and Renewable Electricity Producers — 0.0%
(a)(d)(e)(f)
GenOn Energy Holdings LLC ............ 1,864 —
GenOn Energy Holdings LLC
(o)
........... 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(d) (e) (f)
. 325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 15,908

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Preferred Securities
Capital Trusts — 1.1%
Aerospace & Defense — 0.3%
Boeing Co. (The) , 6.00% , 10/15/27
(j)
....... USD 1,123 $ 68,375,208
Banks — 0.1%
(a)(i)
Banco Bilbao Vizcaya Argentaria SA , (5-Year
EUR Swap Annual + 6.46%), 6.00%
(b)
.... EUR 200 210,020
PNC Financial Services Group, Inc. (The)
Series V , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.24%),
6.20% ....................... USD 8,769 8,806,803
Series W , (7-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.81%),
6.25% ....................... 19,052 19,231,356
28,248,179
Electric Utilities — 0.4%
Edison International
(a)(i)
Series A , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
5.38% ....................... 40,744 40,176,766
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.90%),
5.00% ....................... 8,540 8,324,168
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (c) (i)
................ 36,966 40,811,721
PG&E Corp. , Series A , 6.00% , 12/01/27
(j)
.... 105 5,247,866
94,560,521
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (c) (i)
...................... 52,812 53,113,170
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (i)
.......... 31,709 31,722,064
Total Capital Trusts — 1 .1%
(Cost: $ 261,893,637 ) .............................. 276,019,142
Shares
Shares
Preferred Stocks — 0.3%
Commercial Services & Supplies — 0.0%
Veritas, Inc.
(e) (f)
...................... 17,522 350,436
Professional Services — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 77,202,330 )
(e) (f) (q)
................. 78,378 77,515,842
Wireless Telecommunication Services
— 0.0%
(e)
Ligado Networks LLC , (Acquired 04/08/15 , cost
$ 3,682,822 )
(q)
.................... 3,788,013 27,235
Ligado Networks LLC
(i) (r)
............... 235,644 117,822
145,057
Total Preferred Stocks — 0 .3%
(Cost: $ 116,830,759 ) .............................. 78,011,335
Total Preferred Securities — 1 .4%
(Cost: $ 378,724,396 ) .............................. 354,030,477
Security
Shares
Shares Value
Warrants
IT Services — 0.0%
Atos SE ( 1 Share for 1 Warrant, Expires
12/17/27 ) ....................... 49,288,508 $ 97,006
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 97,006
Total Long-Term Investments — 97.3%
(Cost: $ 24,946,684,941 ) ............................ 25,118,681,626
Short-Term Securities
Money Market Funds — 4.4%
(n)(s)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.63%
(t)
.................. 888,127,997 888,572,061
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.36% .................... 246,610,618 246,610,618
Total Short-Term Securities — 4 .4%
(Cost: $ 1,135,235,563 ) ............................ 1,135,182,679
Total Investments Before Investments Sold Short — 101 .7%
(Cost: $ 26,081,920,504 ) ............................ 26,253,864,305
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp. ...................... (388) (6,379)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (6,379)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (6,379)
Total Investments Net of Investments Sold Short — 101 .7%
(Cost: $ 26,081,914,585 ) ............................ 26,253,857,926
Liabilities in Excess of Other Assets — (1.7) % ............. (446,488,680)
Net Assets — 100.0% ...............................
$ 25,807,369,246

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Perpetual security with no stated maturity date.
(j)
Convertible security.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Zero-coupon bond.
(m)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(n)
Affiliate of the Fund.
(o)
All or a portion of this security is on loan.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $77,543,077, representing 0.30% of its net assets as of period end, and an original cost of $80,885,152.
(r)
All or a portion of the security is held by a wholly-owned subsidiary.
(s)
Annualized 7-day yield as of period end.
(t)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/24
Shares
Held at
12/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 211,927,055 $ 676,809,094
(a)
$ — $ (112,867) $ (51,221) $ 888,572,061 888,127,997 $ 317,196
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 206,646,929 39,963,689
(a)
— — — 246,610,618 246,610,618 3,635,718 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,131,263,752 672,052,500 (520,835,513) (2,324,487) (27,572,788) 1,252,583,464 34,046,846 27,925,729 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 239,360,000 (238,443,369) (916,631) — — — — —
$ (3,353,985) $ (27,624,009) $ 2,387,766,143 $ 31,878,643 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 5-Year Note .................................................... 883 03/31/25 $ 93,867 $ (635,241)
Short Contracts
U.S. Treasury Long Bond ..................................................... 156 03/20/25 17,760 464,472
$ (170,769)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,245,812 EUR 4,084,000 Deutsche Bank AG 03/19/25 $ 1,429
USD 6,236,978 EUR 5,911,000 Nomura International plc 03/19/25 93,846
USD 33,358,890 EUR 31,620,322 Standard Chartered Bank 03/19/25 496,806
USD 231,474,098 EUR 219,410,343 Toronto Dominion Bank 03/19/25 3,447,292
USD 404,227,966 EUR 383,474,335 UBS AG 03/19/25 5,694,210
USD 142,243,370 GBP 112,353,000 Barclays Bank plc 03/19/25 1,668,476
USD 725,058 GBP 569,000 HSBC Bank plc 03/19/25 13,132
USD 973,483 GBP 765,000 UBS AG 03/19/25 16,324
11,431,515
USD 303,584 GBP 243,000 Nomura International plc 03/19/25 (455)
$ 11,431,060
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
iTraxx Europe Crossover
Index Series 42.V1 .. 5 .00 % Quarterly 12/20/29 BB- EUR 6,604 $ 548,184 $ 600,831 $ (52,647)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5 .00 Quarterly 12/20/29 B+ USD 664,914 52,278,949 12,819,974 39,458,975
$ 52,827,133 $ 13,420,805 $ 39,406,328
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
K. Hovnanian Enterprises, Inc. . 5 .00 % Quarterly Barclays Bank plc 06/20/29 USD 4,627 $ (377,189) $ (342,794) $ (34,395)
K. Hovnanian Enterprises, Inc. . 5 .00 Quarterly Goldman Sachs International 06/20/29 USD 4,627 (377,189) (370,048) (7,141)
Matterhorn Telecom SA ...... 5 .00 Quarterly Goldman Sachs International 12/20/29 EUR 2,176 (280,601) (283,735) 3,134
$ – $ – $ –
$ (1,034,979) $ (996,577) $ (38,402)
$ – $ – $ –

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5 .00 % Quarterly
JPMorgan Chase Bank
NA 12/20/25 B- EUR 1,050 $ 42,658 $ 39,664 $ 2,994
ADLER Real Estate GmbH 5 .00 Quarterly
Goldman Sachs
International 06/20/26 CCC+ EUR 100 1,748 (2,383) 4,131
CMA CGM SA ........ 5 .00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 173,613 216,225 (42,612)
ADLER Real Estate GmbH 5 .00 Quarterly Bank of America NA 12/20/27 CCC+ EUR 491 25,644 (64,331) 89,975
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 830 43,326 (104,683) 148,009
ADLER Real Estate GmbH 5 .00 Quarterly Barclays Bank plc 12/20/27 CCC+ EUR 295 15,414 (37,243) 52,657
ADLER Real Estate GmbH 5 .00 Quarterly Citibank NA 12/20/27 CCC+ EUR 241 12,572 (31,269) 43,841
ADLER Real Estate GmbH 5 .00 Quarterly
JPMorgan Chase Bank
NA 12/20/27 CCC+ EUR 504 26,310 (65,466) 91,776
ADLER Real Estate GmbH 5 .00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC+ EUR 365 19,076 (47,380) 66,456
Forvia SE ........... 5 .00 Quarterly Barclays Bank plc 06/20/29 BB EUR 1,109 74,851 130,929 (56,078)
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB EUR 959 64,727 100,354 (35,627)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 227 (63,102) (49,853) (13,249)
Intrum AB ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 CC EUR 340 (94,653) (86,709) (7,944)
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 354 20,024 11,880 8,144
Virgin Media Finance plc . 5 .00 Quarterly
JPMorgan Chase Bank
NA 06/20/29 B- EUR 510 28,906 16,520 12,386
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB EUR 200 12,127 14,353 (2,226)
iTraxx Europe Crossover
Index Series 42 20-35% 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 225,183 222,143 3,040
$ 628,424 $ 262,751 $ 365,673
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 03/20/25 USD 250,000 $ 19,026,705 $ (671,384) $ 19,698,089
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 39,550 2,185,405 (15,796) 2,201,201
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 44,326 2,670,060 (170,075) 2,840,135
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/25 USD 40,000 2,268,593 (145,039) 2,413,632
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 2,778,333 (178,527) 2,956,860
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 100,000 6,211,655 (311,875) 6,523,530

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 49,052 $ 1,685,629 $ (129,970) $ 1,815,599
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/25 USD 50,000 2,256,352 (181,299) 2,437,651
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 100,000 1,235,752 (751,368) 1,987,120
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 06/20/25 USD 50,000 139,553 (418,000) 557,553
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 87,992 1,104,966 (661,144) 1,766,110
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 709,678 (331,458) 1,041,136
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,257 686,126 (342,541) 1,028,667
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 48,258 588,767 (370,970) 959,737
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 46,000 37,004 (112,506) 149,510
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 06/20/25 USD 49,300 949,046 (96,679) 1,045,725
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/25 USD 92,500 2,569,421 (761,772) 3,331,193
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 67,134 (704,677) (609,173) (95,504)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 (471,268) (322,062) (149,206)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 79,098 (916,701) (802,383) (114,318)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 33,567 (389,023) (311,810) (77,213)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 09/20/25 USD 93,517 112,420 (970,347) 1,082,767
$ 44,733,796 $ (8,666,178) $ 53,399,974
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .53%

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 22,536,710 $ — $ 22,536,710
Common Stocks
Aerospace & Defense .................................... 19,680,453 — — 19,680,453
Building Products ....................................... 6,654,563 — — 6,654,563
Commercial Services & Supplies ............................. — — 6,494,829 6,494,829
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 27,754 — — 27,754
Hotels, Restaurants & Leisure .............................. — — — —
IT Services ........................................... 764,782 — — 764,782
Life Sciences Tools & Services .............................. 17,731,395 — — 17,731,395
Metals & Mining ........................................ 22,137,632 — — 22,137,632
Real Estate Management & Development ....................... — — 8 8
Semiconductors & Semiconductor Equipment .................... 8 — — 8
Specialized REITs ...................................... 31,432,560 — — 31,432,560
Corporate Bonds
Aerospace & Defense .................................... — 708,605,742 — 708,605,742
Air Freight & Logistics .................................... — 11,579,143 — 11,579,143
Automobile Components .................................. — 398,481,777 — 398,481,777
Automobiles .......................................... — 25,177,847 — 25,177,847
Banks ............................................... — 405,386,175 — 405,386,175
Biotechnology ......................................... — 22,654,961 — 22,654,961
Broadline Retail ........................................ — 81,015,943 — 81,015,943
Building Products ....................................... — 517,483,490 — 517,483,490
Capital Markets ........................................ — 490,642,670 — 490,642,670
Chemicals ............................................ — 585,294,388 — 585,294,388
Commercial Services & Supplies ............................. — 935,033,603 — 935,033,603
Communications Equipment ................................ — 37,453,701 — 37,453,701
Construction & Engineering ................................ — 126,679,013 — 126,679,013
Consumer Finance ...................................... — 232,411,152 — 232,411,152
Consumer Staples Distribution & Retail ........................ — 146,847,821 — 146,847,821
Containers & Packaging .................................. — 601,132,691 — 601,132,691
Distributors ........................................... — 81,854,514 — 81,854,514
Diversified Consumer Services .............................. — 238,136,007 — 238,136,007
Diversified REITs ....................................... — 174,278,741 — 174,278,741
Diversified Telecommunication Services ........................ — 1,284,636,964 — 1,284,636,964
Electric Utilities ........................................ — 304,160,985 — 304,160,985

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Electrical Equipment ..................................... $ — $ 34,624,245 $ — $ 34,624,245
Electronic Equipment, Instruments & Components ................. — 108,488,306 — 108,488,306
Energy Equipment & Services .............................. — 473,107,131 — 473,107,131
Entertainment ......................................... — 64,606,549 — 64,606,549
Financial Services ...................................... — 693,104,254 1,212,632 694,316,886
Food Products ......................................... — 345,405,628 — 345,405,628
Gas Utilities ........................................... — 20,061,438 — 20,061,438
Ground Transportation ................................... — 145,115,012 — 145,115,012
Health Care Equipment & Supplies ........................... — 283,711,298 — 283,711,298
Health Care Providers & Services ............................ — 626,145,727 — 626,145,727
Health Care REITs ...................................... — 66,392,991 — 66,392,991
Health Care Technology .................................. — 6,044,131 — 6,044,131
Hotel & Resort REITs .................................... — 216,345,171 — 216,345,171
Hotels, Restaurants & Leisure .............................. — 1,216,297,540 — 1,216,297,540
Household Durables ..................................... — 187,504,845 — 187,504,845
Household Products ..................................... — 26,545,736 — 26,545,736
Independent Power and Renewable Electricity Producers ............ — 151,091,042 — 151,091,042
Insurance ............................................ — 1,360,738,964 — 1,360,738,964
IT Services ........................................... — 213,131,409 — 213,131,409
Life Sciences Tools & Services .............................. — 8,911,408 — 8,911,408
Machinery ............................................ — 323,080,221 — 323,080,221
Marine Transportation .................................... — 2,400,791 — 2,400,791
Media ............................................... — 1,348,521,752 — 1,348,521,752
Metals & Mining ........................................ — 587,914,057 — 587,914,057
Mortgage Real Estate Investment Trusts (REITs) .................. — 48,629,272 — 48,629,272
Multi-Utilities .......................................... — 17,804,893 — 17,804,893
Oil, Gas & Consumable Fuels ............................... — 1,920,536,715 — 1,920,536,715
Paper & Forest Products .................................. — 15,788,192 — 15,788,192
Passenger Airlines ...................................... — 70,995,700 — 70,995,700
Personal Care Products .................................. — 23,243,100 — 23,243,100
Pharmaceuticals ....................................... — 296,148,556 — 296,148,556
Professional Services .................................... — 130,423,355 — 130,423,355
Real Estate Management & Development ....................... — 108,947,020 — 108,947,020
Retail REITs .......................................... — 5,080,164 — 5,080,164
Semiconductors & Semiconductor Equipment .................... — 93,358,405 — 93,358,405
Software ............................................. — 1,261,742,921 — 1,261,742,921
Specialized REITs ...................................... — 101,903,968 — 101,903,968
Specialty Retail ........................................ — 416,312,473 — 416,312,473
Technology Hardware, Storage & Peripherals .................... — 42,932,038 — 42,932,038
Textiles, Apparel & Luxury Goods ............................ — 36,793,335 769,119 37,562,454
Trading Companies & Distributors ............................ — 286,023,475 — 286,023,475
Transportation Infrastructure ............................... — 720,187 — 720,187
Wireless Telecommunication Services ......................... — 99,054,212 — 99,054,212
Fixed Rate Loan Interests
Construction & Engineering ................................ — — 23,366,350 23,366,350
Health Care Technology .................................. — 165,387,921 — 165,387,921
Media ............................................... — — 67,417,800 67,417,800
Software ............................................. — — 123,233,000 123,233,000
Floating Rate Loan Interests
Aerospace & Defense .................................... — 69,532,909 — 69,532,909
Air Freight & Logistics .................................... — 11,429,132 — 11,429,132
Automobile Components .................................. — 20,613,615 — 20,613,615
Broadline Retail ........................................ — 35,824,516 — 35,824,516
Building Products ....................................... — 29,097,557 — 29,097,557
Capital Markets ........................................ — 4,832,483 — 4,832,483
Chemicals ............................................ — 59,553,382 — 59,553,382
Commercial Services & Supplies ............................. — 45,131,146 — 45,131,146
Construction & Engineering ................................ — 62,340,384 — 62,340,384
Construction Materials .................................... — 29,177,000 — 29,177,000
Diversified Consumer Services .............................. — 70,790,856 1,935,390 72,726,246
Diversified Telecommunication Services ........................ — 106,434,777 — 106,434,777
Entertainment ......................................... — 25,934,676 — 25,934,676
Financial Services ...................................... — 69,188,711 7,737,495 76,926,206
Ground Transportation ................................... — 14,155,893 — 14,155,893
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

Level 1 Level 2 Level 3 Total
Health Care Equipment & Supplies ........................... $ — $ 45,090,948 $ — $ 45,090,948
Health Care Providers & Services ............................ — 75,989,450 — 75,989,450
Health Care Technology .................................. — 121,378,421 — 121,378,421
Hotels, Restaurants & Leisure .............................. — 42,441,598 — 42,441,598
Household Durables ..................................... — 49,462,010 — 49,462,010
Independent Power and Renewable Electricity Producers ............ — 3,506,745 — 3,506,745
Industrial Conglomerates .................................. — 45,229,726 — 45,229,726
Insurance ............................................ — 66,440,953 — 66,440,953
IT Services ........................................... — 123,993,146 — 123,993,146
Life Sciences Tools & Services .............................. — 41,509,494 — 41,509,494
Machinery ............................................ — 63,756,157 9,404,677 73,160,834
Media ............................................... — 63,187,285 — 63,187,285
Metals & Mining ........................................ — 23,001,554 — 23,001,554
Oil, Gas & Consumable Fuels ............................... — 10,222,652 — 10,222,652
Passenger Airlines ...................................... — 6,384,708 — 6,384,708
Pharmaceuticals ....................................... — 62,633,448 — 62,633,448
Professional Services .................................... — 48,026,544 — 48,026,544
Semiconductors & Semiconductor Equipment .................... — 8,774,588 — 8,774,588
Software ............................................. — 269,776,975 1,941,052 271,718,027
Specialty Retail ........................................ — 11,882,454 — 11,882,454
Trading Companies & Distributors ............................ — 42,259,646 — 42,259,646
Transportation Infrastructure ............................... — 3,895,122 — 3,895,122
Wireless Telecommunication Services ......................... — 12,607,414 8,000,775 20,608,189
Foreign Agency Obligations ................................. — 17,004,836 — 17,004,836
Investment Companies .................................... 1,419,503,464 — — 1,419,503,464
Other Interests .......................................... — 15,907 1 15,908
Preferred Securities
Aerospace & Defense .................................... 68,375,208 — — 68,375,208
Banks ............................................... — 28,248,179 — 28,248,179
Commercial Services & Supplies ............................. — — 350,436 350,436
Electric Utilities ........................................ 5,247,866 89,312,655 — 94,560,521
Independent Power and Renewable Electricity Producers ............ — 53,113,170 — 53,113,170
Oil, Gas & Consumable Fuels ............................... — 31,722,064 — 31,722,064
Professional Services .................................... — — 77,515,842 77,515,842
Wireless Telecommunication Services ......................... — 117,822 — 117,822
Warrants .............................................. — 97,006 — 97,006
Short-Term Securities
Money Market Funds ...................................... 1,135,182,679 — — 1,135,182,679
Unfunded Floating Rate Loan Interests
(a)
........................... — 15,642 — 15,642
Liabilities
Investment Sold Short
Common Stocks ......................................... (6,379) — — (6,379)
$ 2,726,731,985 $ 23,197,734,942 $ 329,379,406 $ 26,253,846,333
Investments Valued at NAV
(b)
...................................... 27,235
$ 26,253,873,568
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 39,985,518 $ — $ 39,985,518
Foreign currency exchange contracts ............................ — 11,431,515 — 11,431,515
Interest rate contracts ....................................... 464,472 53,836,215 — 54,300,687
Liabilities
Credit contracts ........................................... — (251,919) — (251,919)
Foreign currency exchange contracts ............................ — (455) — (455)
Interest rate contracts ....................................... (635,241) (436,241) — (1,071,482)
$ (170,769) $ 104,564,633 $ — $ 104,393,864
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(unaudited) (continued)
December 31, 2024
BlackRock High Yield Portfolio

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Asset-
Backed
Securities
Common
Stocks
Corporate
Bonds
Fixed
Rate
Loan
Interests
Floating
Rate
Loan
Interests
Other
Interests
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of September 30, 2024 ........................ $ — $ 5,230,700 $ 1,303,125 $ 22,787,975 $ 46,751,407 $ 1 $ — $ 76,073,208
Transfers into Level 3 ...................................... — 6,612 1,285,481 — — — — 1,292,093
Transfers out of Level 3 ..................................... — — — — — — — —
Accrued discounts/premiums .................................. — — (2,961) 68,774 897 — — 66,710
Net realized gain (loss) ..................................... — (32,811,765) — — — — 5,185,862 (27,625,903)
Net change in unrealized appreciation (depreciation)
(a)
................. — 33,827,396 (1,873,460) (22,393,282) (7,632,786) — (3,957,028) (2,029,160)
Purchases .............................................. — 241,894 1,269,566 213,553,683 28,749,278 — 77,552,766 321,367,187
Sales ................................................. — — — — (38,849,407) — (915,322) (39,764,729)
Closing balance, as of December 31, 2024 .........................
$ — $ 6,494,837 $ 1,981,751 $ 214,017,150 $ 29,019,389
$ 1
$ 77,866,278 $ 329,379,406
Net change in unrealized appreciation (depreciation) on investments still held at
December 31, 2024
(a)
....................................
$ — $ 33,827,396 $ (1,873,460) $ (22,393,282) $ (7,632,786)
$ —
$ 313,512 $ 2,241,380
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at December 31, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
SOFR Secured Overnight Financing Rate
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)